N-6	May 01, 2026 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	PIA VARIABLE LIFE ACCOUNT I
Entity Central Index Key	0001910169
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE ACCUMULATION VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Fees and Expenses

Charges for Early Withdrawals
If you fully surrender your Policy within the first 10 years following your purchase of the Policy or within the first 10 years following an increase in the Specified Amount you may be assessed a Surrender Charge of up to 4.50% of your Specified Amount.

For example, if you were to surrender your Policy during the first year after your Policy purchase (and your total premiums paid were $100,000 and your Specified Amount is $500,000), then you could be assessed a Surrender Charge of up to $22,500.

For more detailed information, see “Table of Fees and Expenses;” “What Are the Fees and Charges Under the Policy?”

Transaction Charges
You may be assessed a Surrender Charge of up to 4.50% of your Specified Amount upon a decrease in the Specified Amount within the first five years following your purchase of the Policy.

In addition to the Surrender Charge for Policy surrenders, you may be charged for other transactions. These include a Percent of Premium Charge (deducted from each premium) and a partial withdrawal processing fee.

We reserve the right to impose transfer charges (when you transfer Policy Value between Investment Options), but we currently do not impose these charges. We may also impose charges if you exercise certain rider benefits.

For more detailed information, see “Table of Fees and Expenses;” “What Are the Fees and Charges Under the Policy?”

Ongoing Fees and Expenses
In addition to Surrender Charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses (usually deducted on a monthly basis).

Some of these charges, such as the monthly Cost of Insurance Charge, the monthly Expense Charge per Thousand of Specified Amount, and certain Rider charges (for supplemental benefits), are set based on individual characteristics of the insured (e.g., age, sex, and rating classification).

Other ongoing charges include the monthly Mortality and Expense Risk Asset Charges, loan interest, Per Policy Expense Charge, Asset Charges on certain Indexed Fixed Accounts and certain other Rider charges. Please refer to the Policy Specifications Page for rates and the specific fees applicable to your Policy.

Investors will also bear expenses associated with the Portfolios, as shown in the following table, which shows the minimum and maximum total operating expenses deducted from Portfolio assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2025.

Total Annual Operating Expenses (expenses that are deducted from Portfolio assets)

Annual Fee	Minimum	Maximum

Variable Investment Options (Portfolio fees and expenses)	0.09%	0.36%

For more detailed information, see “Table of Fees and Expenses;” “What Are the Fees and Charges Under the Policy?”

Charges for Early Withdrawals [Text Block]	If you fully surrender your Policy within the first 10 years following your purchase of the Policy or within the first 10 years following an increase in the Specified Amount you may be assessed a Surrender Charge of up to 4.50% of your Specified Amount.For example, if you were to surrender your Policy during the first year after your Policy purchase (and your total premiums paid were $100,000 and your Specified Amount is $500,000), then you could be assessed a Surrender Charge of up to $22,500.For more detailed information, see “Table of Fees and Expenses;” “What Are the Fees and Charges Under the Policy?”
Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Amount Surrendered) Maximum [Percent]	4.50%
Surrender Charge Example Maximum [Dollars]	$ 22,500
Transaction Charges [Text Block]	You may be assessed a Surrender Charge of up to 4.50% of your Specified Amount upon a decrease in the Specified Amount within the first five years following your purchase of the Policy.In addition to the Surrender Charge for Policy surrenders, you may be charged for other transactions. These include a Percent of Premium Charge (deducted from each premium) and a partial withdrawal processing fee.We reserve the right to impose transfer charges (when you transfer Policy Value between Investment Options), but we currently do not impose these charges. We may also impose charges if you exercise certain rider benefits.For more detailed information, see “Table of Fees and Expenses;” “What Are the Fees and Charges Under the Policy?”
Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses
In addition to Surrender Charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses (usually deducted on a monthly basis).

Some of these charges, such as the monthly Cost of Insurance Charge, the monthly Expense Charge per Thousand of Specified Amount, and certain Rider charges (for supplemental benefits), are set based on individual characteristics of the insured (e.g., age, sex, and rating classification).

Other ongoing charges include the monthly Mortality and Expense Risk Asset Charges, loan interest, Per Policy Expense Charge, Asset Charges on certain Indexed Fixed Accounts and certain other Rider charges. Please refer to the Policy Specifications Page for rates and the specific fees applicable to your Policy.

Investors will also bear expenses associated with the Portfolios, as shown in the following table, which shows the minimum and maximum total operating expenses deducted from Portfolio assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2025.

Total Annual Operating Expenses (expenses that are deducted from Portfolio assets)

Annual Fee	Minimum	Maximum

Variable Investment Options (Portfolio fees and expenses)	0.09%	0.36%

For more detailed information, see “Table of Fees and Expenses;” “What Are the Fees and Charges Under the Policy?”

Investment Options (of Other Amount) Minimum [Percent]	0.09%
Investment Options (of Other Amount) Maximum [Percent]	0.36%
Risks [Table Text Block]

Risks

Risk of Loss
You can lose money by investing in this Policy, including loss of your premiums (principal).

For more detailed information, see “Summary of Principal Risks of Investing in the Policy;” “What is the Value of My Policy?”

Not a Short- Term Investment
This Policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

The Policy is designed to provide a life insurance benefit or to help meet other long- term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle.
Additionally, the Policy limits your ability to withdraw a portion of the Policy Value (also called cash value) through partial withdrawals or loans; you cannot access more than your Net Cash Surrender Value (the Policy Value less the Surrender Charge and less any outstanding Policy loan).

For more detailed information, see “Summary of Principal Risks of Investing in the Policy.”

Risks Associated with Investment Options
•
An investment in this Policy is subject to the risk of poor investment performance of the Portfolios you choose, and the value of an investment can vary depending on the investment performance of the Portfolios.

•
Each Investment Option (the Portfolios and the Fixed Account Options) has its own unique risks. The investment performance of the Portfolios will vary among each other, and the Portfolios may underperform similar mutual funds not available through the Variable Investment Options. Some Portfolios are riskier than others.

•
A discussion of the risks of allocating your premiums or Policy Value to one or more Portfolios can be found in the prospectuses for the Portfolios. You should review the prospectuses for the Portfolios before making an investment decision.

•
Premiums and Policy Value allocated to the Fixed Account Options may be kept there for an extended period of time due to restrictions on transfers out of the Fixed Account Options.

•
Amounts you allocate to an Indexed Fixed Account will not earn less than a minimum interest rate. The guaranteed minimum interest rate on all non‑loaned Indexed Fixed Account segments is 0.00%. Even with the guaranteed minimum interest rate, the Policy Value in the Indexed Fixed Account may decrease due to the Asset Charge, and you could lose money.

For more detailed information, see “Summary of Principal Risks of Investing in the Policy;” “Appendix A — Portfolio Companies Available Under the Policy;” “Appendix B — Fixed Account Options and Policy Loan Accounts.”

Insurance Company Risks
An investment in the Policy is subject to the risks related to the Company, including:

•
Any obligations, guarantees, and benefits of the Policy (including the Fixed Account Options) are subject to the claims-paying ability and financial strength of the Company.

•
There are risks relating to the Company’s administration of the Policy, including, among others, cybersecurity and infectious disease outbreak risks.

•
If the Company experiences financial distress, it may not be able to meet its obligations to you.

•
More information about the Company, including its financial strength ratings, is available upon request from the Company at 1‑800‑523‑0650.

For more detailed information, see “The Penn Insurance and Annuity Company;” “Financial Statements;” “Summary of Principal Risks of Investing in the Policy– Insurance Company Risks;” “Other Information.”

Risks

Policy Lapse
The Policy can lapse even if you pay all of the planned premiums on time.

•
When a Policy lapses, it has no value, and no benefits are paid upon the death of the insured. You will also lose the principal invested.

•
A Policy can lapse if the Net Cash Surrender Value is insufficient to pay the Policy charges. This can happen due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest, and Policy charges (including increases in those charges).

•
The larger a Policy loan becomes relative to the Policy’s Cash Surrender Value, the greater the risk that the Policy’s Net Cash Surrender Value will not be sufficient to support the Policy’s charges, including any loan interest due, and the greater the risk of the Policy lapsing.

•
A Policy lapse may have tax consequences.

•
If the Policy lapses, there are costs and premium requirements associated with reinstatement of the Policy.

The no‑lapse feature can prevent the Policy from lapsing if certain provisions are satisfied.

For more detailed information, see “Summary of Principal Risks of Investing in the Policy;” “What Payments Must I Make Under the Policy? — Lapse and Reinstatement.”

Investment Restrictions [Text Block]	You can allocate your Net Premiums to Variable Investment Options (that invest in the Portfolios) or Fixed Account Options.The minimum amount that you can transfer generally is $25.If less than the full amount held under an Investment Option is transferred, the amount remaining in the Investment Option must be at least $25.The maximum amount that you can transfer out of the Traditional Fixed Account in any Policy year is the greatest of (a) 25% of the amount in the Traditional Fixed Account at the previous Policy anniversary, (b) $5,000, or (c) the total amount transferred out of that account in the previous Policy year.You may only transfer amounts from the Indexed Fixed Account at the end of its term.Partial withdrawals and loans from an Indexed Fixed Account prior to the end of its term will receive a proportional amount of index credits for the time the amount is in the account before it is withdrawn. An index credit will not be paid if the Policy is surrendered before the end of a segment.The amount that may be transferred excludes any amount held in the Policy loan accounts.A 12 month Lockout Period will begin anytime a Policy loan is taken while any Policy Value is in the Indexed Fixed Accounts. During the Lockout Period, no transfers from the Traditional Fixed Account to the Indexed Fixed Accounts will be allowed.The Company reserves the right to remove or substitute any of the Portfolios as Investment Options that are available under the Policy.In addition, we may limit your ability to make transfers involving the Variable Investment Options if it is believed that a transfer may disadvantage or potentially harm or hurt the rights or interests of other Policy owners.We will also reject or reverse a transfer request if for any reason any of the Portfolios do not accept the purchase of its shares.For more detailed information, see “How Are Amounts Credited to the Variable Investment Options of the Separate Account?;” “How Can I Change the Policy’s Investment Allocations?;” “Policy Loans;” “Appendix B — Fixed Account Options and Policy Loan Accounts.”
Optional Benefit Restrictions [Text Block]

Optional Benefits
•
We offer several optional benefits in the form of a rider to the Policy. Various optional benefits are available and some have an additional charge. Not all riders are available in every state and some riders may only be added when you apply for your Policy.

•
We may stop offering an optional benefit or may stop accepting subsequent premiums for an optional benefit at any time.

•
A change in the Specified Amount, a change in the death benefit option, the addition, deletion, or change of any riders, and/or a change in the insured’s rate class may impact the Policy’s No‑Lapse Feature and may require the payment of additional premiums to maintain the Feature’s guarantee.

For more detailed information, see “What Are the Supplemental Riders And Benefits That Are Available?”

Tax Implications [Text Block]

Taxes

Tax Implications
Consult with a tax adviser to determine the tax implications of an investment in and payments received under this Policy.

•
If you purchase the Policy through a tax‑qualified plan you do not get any additional tax benefit.

•
Earnings on your Policy (if any) are taxed when you withdraw them (or if a Policy loan is not repaid), at ordinary income tax rates, and may be subject to a tax penalty before age 59 1⁄2.

For more detailed information, see “Summary of Principal Risks of Investing in the Policy Taxes and Tax Risks;” “How Is the Policy Treated Under Federal Income Tax Law?”

Investment Professional Compensation [Text Block]

Investment Professional Compensation
Your financial professional may receive compensation for selling this Policy to you, in the form of commissions, asset-based compensation, allowances for expenses, and other compensation programs, and the Company may share the revenue it earns on this Policy with the professional’s firm. (Your financial professional may be your broker, investment adviser, insurance agent, or someone else.)

For these reasons, these financial professionals may have a financial incentive to recommend this Policy over another policy or investment.

For more detailed information, see “Distribution Arrangements.”

Exchanges [Text Block]

Exchanges
Some financial professionals may have a financial incentive to offer you a new policy in place of the one you own. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your existing policy.

For more detailed information, see “What Payments Must I Make Under the Policy? — Tax‑Free ‘Section 1035’ Insurance Policy Exchanges.”

Item 4. Fee Table [Text Block]
TABLE OF FEES AND EXPENSES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy or making withdrawals. Please refer to your Policy Specifications Page for information about the specific fees you will pay each year based on the options you have elected. (See “What Are the Fees and Charges Under the Policy?” in this Prospectus for additional information.)
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, make withdrawals from the Policy, or transfer Policy Value between Investment Options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted

Maximum Percent of Premium Charge	When a premium is paid.	Maximum Charge: 8% of each premium payment.[1]

Surrender Charge[2]

Maximum Charge	When the Policy is surrendered within the first 10 Policy years or within the first 10 years following an increase in the Specified Amount or upon a decrease in the Specified Amount within the first five Policy years.	The Surrender Charge is a maximum of $45.00 to minimum of $1.80 per $1,000 of Specified Amount or decrease in Specified Amount.[3]

Surrender Charge for a representative non‑tobacco male insured, age 45 in the first Policy year

Maximum Charge	When the Policy is surrendered within the first 10 Policy years or within the first 10 years following an increase in the Specified Amount or upon a decrease in the Specified Amount within the first five Policy years.	$24.00 per $1,000 of Specified Amount or decrease in Specified Amount.[3]

Partial Withdrawal Processing Fee	When you take a partial withdrawal from your Policy.	Lesser of $25 or 2.00% of the amount withdrawn.

Transfer Charge	When you make a transfer.	Maximum Charge $10.00. Current Charge $0.00.[4]

Overloan Protection Benefit Rider

Current and Maximum Charge	When benefit is exercised.	One time charge of 3.50% of Policy Value.

Accelerated Death Benefit Rider

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted

Current and Maximum Charge	When benefit is exercised.	One time charge of 12 months’ worth of Policy charges on the accelerated amount, plus an interest charge, which is equal to 12 months’ worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90‑day Treasury bill rate, or (b) the current maximum statutory adjustable Policy loan rate.

Chronic Illness Accelerated Benefit Rider

Current and Maximum Charge	When benefit is exercised.	The Death Benefit will be reduced by the accelerated benefit payment plus an additional interest charge based on the accelerated benefit interest rate and the mortality table declared by the Company for individuals with Chronic Illness. Policy values will also be reduced proportionately.
1	The Percent of Premium Charge imposed is currently reduced to 5.00% on premiums paid in all Policy years. This reduction is not guaranteed and may change.
2
Surrender Charges are determined separately for each Policy and take into account the individual underwriting characteristics of the insured, such as sex, age and risk classification, and the Specified Amount of the Policy. The table shows the lowest and highest Surrender Charges for an insured, based on our guaranteed maximum rates for individuals in standard risk classifications. The table also shows the Surrender Charge under a Policy issued to an individual who is representative of individuals we insure. The Surrender Charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your Surrender Charges. More detailed information concerning your Surrender Charge is available from our administrative offices upon request. For additional information on the Surrender Charges, see “What Are the Fees and Charges Under the Policy?—Surrender Charge” in this Prospectus.

3	The maximum amount reflects the charge that may be assessed in the first Policy year.
4
No transaction fee is currently imposed for making a transfer among the Variable Investment Options and/or the Fixed Account Options. While we do not currently impose a transfer fee, we reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a Policy year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy. The charges do not include fees and expenses incurred by the Portfolios that serve as Investment Options under the Policy.

Periodic Charges under the Policy Other than the Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

BaseContract Charges:

Cost of Insurance Charges[5]

Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.0067 per $1,000 of Net Amount at Risk.

Current Charges	Monthly	Maximum of $52.0833 to minimum of $0.0053 per $1,000 of Net Amount at Risk.

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charge	Monthly	$0.2117 per $1,000 of Net Amount at Risk.

Current Charge	Monthly	$0.1799 per $1,000 of Net Amount at Risk.

Expense charge per $1,000 of Specified Amount[6]

Maximum Charge	Monthly
The charges range from a maximum of
$1.61 per $1,000 of initial Specified Amount of insurance or increase in Specified Amount, to a minimum of
$0.35 per $1,000 of initial Specified Amount of insurance or increase in Specified Amount.

Current Charge	Monthly for the first 120 months following the Policy date or an increase in a Policy’s Specified Amount	For first 60 months following the Policy date or an increase in a Policy’s Specified Amount, the charges range from a maximum of $1.21 per $1,000 of initial Specified Amount of insurance or increase in Specified Amount, to a minimum of $0.15 per $1,000 of initial Specified Amount of insurance or increase in Specified Amount. For months 61 through 120 following the Policy date or an increase in a Policy’s Specified Amount, the charges range from a maximum of $0.605 per $1,000 of initial Specified Amount of insurance or increase in Specified Amount, to a minimum of $0.075 per $1,000 of initial Specified Amount of insurance or increase in Specified Amount.

Periodic Charges under the Policy Other than the Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charge	Monthly	$0.50 per $1,000 of initial Specified Amount of insurance or an increase in the Specified Amount.

Current Charge	Monthly for the first 120 months following the Policy date or an increase in the Specified Amount	For the first 60 months following the Policy date or an increase in the Specified Amount, $0.219 per $1,000 of initial Specified Amount of insurance or increase in Specified Amount. For months 61 through 120 following the Policy date or an increase in the Specified Amount, $0.110 per $1,000 of initial Specified Amount of insurance or increase in Specified Amount.

Mortality and Expense Risk Asset Charge

Maximum Charge	Monthly	0.05% monthly (annual rate of 0.6%) of the first $50,000 of Policy Value allocated to the Separate Account and 0.025% monthly (annual rate of 0.3%) of the Policy Value allocated to the Separate Account in excess of that amount.

Current Charge	Monthly for the first 120 months following the Policy date	0.0125% monthly (annual rate of 0.15%) for the first 120 months following the Policy date of Policy Value allocated to the Separate Account.

Per Policy Expense Charge[8]	Monthly	Guaranteed Maximum $9.00. Current Charge $8.00.

Asset Charge[7] for High Cap S&P 500 Indexed Account Uncapped S&P 500 Indexed Account (Limited by Participation Rate)	Monthly	0.125% of segment value (annual rate of 1.50%). 0.25% of segment value (annual rate of 3.00%).

Optional Benefit Charges:

Traditional Loans[8]

Net Interest Charge[9]	End of each Policy year	Annual rate of 1.00% until year 11 and then an annual rate of 0.25% (after credit from interest paid on collateral held in Traditional Loan Account).[10]

Periodic Charges under the Policy Other than the Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Indexed Loans[8]

Net Interest Charge[9]	End of each Policy year	Maximum annual rate of 5.00%.

AccidentalDeath Benefit Rider:

Cost of Insurance Charges[11]

Current and Maximum Charges	Monthly	Maximum of $0.1108 to minimum of $0.0533, per $1,000 of accidental death benefit.

First year charge for a representative non‑tobacco male insured, age 45

Current and Maximum Charges	Monthly	$0.0592 per $1,000 of accidental death benefit.

AdditionalInsured Term Insurance Rider:

Cost of Insurance Charges[11]

Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.0067 per $1,000 of additional insured term insurance benefit.

Current Charges	Monthly	Maximum of $52.0833 to minimum of $0.0053 per $1,000 of additional insured term insurance benefit.

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charges	Monthly	$0.2117 per $1,000 of additional insured term insurance benefit.

Current Charge	Monthly	$0.1799 per $1,000 of additional insured term insurance benefit.

Administrative Charges	Monthly during the first year of the Rider and/or the first year of an increase in term insurance benefit under the Rider	$0.10 per $1,000 of additional insured term insurance benefit.

Periodic Charges under the Policy Other than the Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

EarlySurrender Value Rider[16]:

Maximum Charges	Monthly for the first 10 years of the Policy or the first 10 years after an increase in the Specified Amount of insurance of the Policy or term insurance benefit, as applicable	Maximum of $0.52 to minimum of $0.20 per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider.

Current Charges	Monthly for the first 10 years of the Policy or the first 10 years after an increase in the Specified Amount of insurance of the Policy or term insurance benefit, as applicable	Maximum of $0.075 to minimum of $0.02 per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider.

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charge	Monthly	$0.32 per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider.

Current Charge	Monthly	$0.045 per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider.

Children’s Term Insurance Rider:

Cost of Insurance Charges

Maximum Charges	Monthly	$0.24 per $1,000 of children’s term insurance benefit.

Current Charges	Monthly	$0.15 per $1,000 of children’s term insurance benefit.

Periodic Charges under the Policy Other than the Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Disability Waiver of Monthly Deductions Rider:

Cost of Insurance Charges[11,15]

Maximum Charges	Monthly	Maximum of $0.5992 to minimum of $0.0117 per $1,000 of Net Amount at Risk.

Current Charges	Monthly	Maximum of $0.3192 to minimum of $0.0092 per $1,000 of Net Amount at Risk.

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charge	Monthly	$0.0508 per $1,000 of Net Amount at Risk.

Current Charge	Monthly	$0.0275 per $1,000 of Net Amount at Risk.

If the Policy also has a Children’s Term Insurance Rider in addition to one of the Disability Waiver Riders	Monthly	Maximum between $0.0092 and $0.0408 to minimum between $0.0050 and $0.0242 per $1,000 of children’s term insurance benefit.

If the Policy also has an Additional Insured Term Insurance Rider in addition to one of the Disability Waiver Riders	Monthly	Maximum between $0.0083 and $3.2675 to minimum between $0.0050 and $2.33 per $1,000 of children’s term insurance benefit.

Disability Completion Benefit (AKA Disability Waiver of Stipulated Premium) Rider[13]:

Disability Waiver of Monthly Deductions Benefit

Cost of Insurance Charges[11,15]

Maximum Charges	Monthly	Maximum of $0.5992 to minimum of $0.0117 per $1,000 of Net Amount at Risk.

Current Charges	Monthly	Maximum of $0.3192 to minimum of $0.0092, per $1,000 of Net Amount at Risk.

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charge	Monthly	$0.0508 per $1,000 of Net Amount at Risk.

Periodic Charges under the Policy Other than the Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Current Charge	Monthly	$0.0275 per $1,000 of Net Amount at Risk.

Disability Waiver of Stipulated Premium Benefit

Cost of Insurance Charges[11]

Current and Maximum Charges	Monthly	Maximum of $0.96 to minimum of $0.03 per $100 of the stipulated premium in the Policy.

First year charge for a representative non‑tobacco male insured, age 45

Maximum and Current Charges	Monthly	$0.12 per $100 of the stipulated premium in the Policy.

Cash Value Enhancement Rider[12,16]:

Expense Charge

Maximum Charges	Monthly for the first 10 Policy years.	Maximum of $0.605 to minimum of $0.20 per $1,000 of Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider

Current Charges	Monthly for the first 10 Policy years.	Maximum of $0.225 to minimum of $0.02 per $1,000 of Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charges	Monthly for the first 10 Policy years	$0.360 per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider.

Current Charges	Monthly for the first 10 Policy years	$0.165 for Policy years one through three and $0.045 for Policy years four through 10. This charge is per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider.

Periodic Charges under the Policy Other than the Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Guaranteed Option to Increase Specified Amount Rider:

Cost of Insurance Charges[11]

Current and Maximum Charges	Monthly	Maximum of $0.1967 to minimum of $0.0442 per $1,000 of the Specified Amount of this Rider.

First year charge for a representative non‑tobacco male insured, age 45

Current and Maximum Charges	Monthly	$0.1133 per $1,000 of the Specified Amount of this Rider.

Supplemental Term Insurance Rider:[14,15]

Surrender Charge	When the Policy is surrendered within the first 10 Policy years or within the first 10 years following an increase in the term insurance benefit or upon a decrease in the term insurance benefit within the first five Policy years
The Surrender Charge is a maximum of $45.00 to minimum of $1.80 per
$1,000 of the term insurance benefit of the Supplemental Term Insurance Rider or decrease in the term insurance benefit of the Supplemental Term Insurance Rider.

First year charge for a representative non‑tobacco male insured, age 45		$24.00 per $1,000 of the term insurance benefit or decrease in this benefit all multiplied by the surrender factor of 100%.

Cost of Insurance Charges[11]

Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.0067 per $1,000 of Net Amount at Risk attributable to the term insurance benefit.

Current Charges	Monthly	Maximum of $52.0833 to minimum of $0.0053 per $1,000 of Net Amount at Risk attributable to the term insurance benefit.

Periodic Charges under the Policy Other than the Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charge	Monthly	$0.2117 per $1,000 of Net Amount at Risk attributable to the term insurance benefit.

Current Charge	Monthly	$0.1799 per $1,000 of Net Amount at Risk attributable to the term insurance benefit.

Expense Charge[16]

Maximum Charge	Monthly
The charges range from a maximum of
$1.71 per $1,000 of the initial term insurance benefit or increase of the term insurance benefit to a minimum of
$0.40 per $1,000 of the initial term insurance benefit or increase of the term insurance benefit.

Current Charge	Monthly for the first 60 months following the Policy date or an increase in the term insurance benefit
The charges range from a maximum of
$1.331 per $1,000 of the initial term insurance benefit or increase of the term insurance benefit to a minimum of
$0.180 per $1,000 of the initial term insurance benefit or increase of the term insurance benefit. After
60 months, the charge is zero.

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charge	Monthly	$0.80 per $1,000 of the term insurance benefit or increase of the term insurance benefit.

Current Charge	Monthly	$0.252 per $1,000 of the term insurance benefit or increase of the term insurance benefit.
3	The maximum amount reflects the charge that may be assessed in the first Policy year.
5
The Cost of Insurance Charges under the Policy vary depending on the individual circumstances of the insured, such as sex, age, and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the Policy year in which the charge is deducted. The table shows the lowest and the highest Cost of Insurance Charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year Cost of Insurance Charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your guaranteed maximum Cost of Insurance Charges. More detailed information concerning your Cost of Insurance Charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insured’s age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy. For additional information on Cost of Insurance Charges, see “What Are the Fees and Charges Under the Policy? — Monthly Deductions — Cost of Insurance Charge” in this Prospectus.
6
The Expense Charge per $1,000 of Specified Amount are currently reduced. During the first 60 months following the Policy date, the charges range from $0.15 per $1,000 of initial Specified Amount of insurance to $1.21 per $1,000 of initial Specified Amount of insurance. For months 61 through 120 following the Policy date, the charges range from $0.08 per $1,000 of initial Specified Amount of insurance up to $0.61 per $1,000 of initial Specified Amount of insurance. The charge on an additional Specified Amount of insurance is similarly reduced. The Expense Charges under the Policy vary depending on the risk classification, sex, and age of the insured and the amount of insurance specified in the Policy. The table shows the lowest and the highest Expense Charges for an insured, based on our current rates and on guaranteed maximum rates. The table also shows the first year Expense Charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state the guaranteed maximum Expense Charges. More detailed information concerning your Expense Charges is available from our administrative offices upon request. For additional information on Expense Charges, see “What Are the Fees and Charges Under the Policy? — Monthly Deductions — Expense Charge per Thousand of Specified Amount” in this Prospectus.

7
The Asset Charge is assessed to help cover the cost of administrative and other expenses, including, but not limited to, the cost of hedging, associated with making available the Indexed Fixed Accounts.

8
You may borrow up to 99% of your Cash Surrender Value. The minimum amount you may borrow is $250. An amount equivalent to the loan is withdrawn from the Variable Investment Options and certain accounts in the Fixed Account Options on a pro‑rata basis and is transferred to a Policy loan account, as collateral for the loan. See “Policy Loans” in this Prospectus and “Appendix B” for additional information about Policy loans.

9	Net Interest Charge for a loan means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the Policy loan accounts.
10
The Traditional Loan Account is guaranteed to earn interest at 1.00% during the first 10 Policy years and 1.75% thereafter. On a guaranteed basis, the Net Interest Charge during the first 10 Policy years is 1.00% and 0.25% thereafter. On a current basis, the Net Interest Charge during the first five Policy years is 1.00% and 0.00% thereafter.

11
The Cost of Insurance Charges under the Riders vary depending on the individual circumstances of the insured, such as sex, age, and risk classification. The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted. The charges shown in the table may not be representative of the charge you would pay. The table shows the lowest and the highest Cost of Insurance Charges for an insured, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year Cost of Insurance Charges under a Rider issued to an individual who is representative of individuals we insure. The Policy Specifications Page will indicate the guaranteed maximum Cost of Insurance Charges for the Rider applicable to your Policy. More detailed information concerning your Cost of Insurance Charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insured’s age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and Riders requested. The Net Amount at Risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current Policy Value allocated to the Rider. For additional information about the Riders, see “What Are the Supplemental Riders and Benefits That Are Available?” in this Prospectus.

12
This Rider is not available to all persons. See “What Are the Supplemental Riders and Benefits That Are Available? — Early Surrender Value Rider” or “What Are the Supplemental Riders and Benefits That Are Available? — Cash Value Enhancement Rider” in this Prospectus for additional information.

13
The Disability Completion Benefit Rider (AKA Disability Waiver of Stipulated Premium) consists of two benefits, the Disability Waiver of Monthly Deductions plus the Disability Waiver of Stipulated Premium Benefit, and is therefore subject to two separate charges for the two benefits.

14
For purposes of determining the allocation of Net Amount at Risk between the Specified Amount of insurance in the Policy, and the term insurance benefit, the Policy Value will be allocated as follows: first to the initial Specified Amount coverage segment, then to any coverage segments resulting from increases in the Specified Amount in the order of the increases, to the initial term insurance benefit coverage segment, and then to any coverage segments resulting from increases in the term insurance benefit in the order of the increases. Any increase in the death benefit in order to maintain the required minimum margin between the death benefit and the Policy Value will be allocated to the most recent increase in the Specified Amount in the Policy.

15
The Surrender Charge takes into account the individual underwriting characteristics of the insured, such as sex, age and risk classification, and the term insurance benefit of the Policy. The table shows the lowest and the highest Surrender Charge for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the Surrender Charge under a rider issued to an individual who is representative of individuals we insure. The Surrender Charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your Surrender Charge for the Policy and rider. More detailed information concerning your Surrender Charge is available from our administrative offices upon request. For additional information on the Surrender Charge, see “What are the Fees and Charges under the Policy?—Surrender Charge” in this Prospectus.

16
The Charge takes into account the individual underwriting characteristics of the insured, such as sex, age and risk classification, and the term insurance benefit of the Policy. The table shows the lowest and the highest Charge for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the Charge under a rider issued to an individual who is representative of individuals we insure. The Charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your Charge for the Policy and rider. More detailed information concerning your Charge is available from our administrative offices upon request.

Portfolios’ Annual Operating Expenses
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. Portfolio expenses may be higher or lower in the future. A complete list of Portfolios available under the Policy, including their annual expenses, may be found in Appendix A to this Prospectus.

Annual Portfolio Expenses[1]	Minimum	Maximum
(expenses that are deducted from Portfolio assets, including management fees, distribution (12b‑1) fees, and other expenses)	0.09%	0.36%
1
Expressed as a percentage of average net assets for the fiscal year ended December 31, 2025. Portfolio expenses may be higher or lower in the future. This information is provided by the Portfolios and their agents. The information is based on 2025 expenses. We have not verified the accuracy of the information provided by the Portfolios.

Transaction Expenses [Table Text Block]
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, make withdrawals from the Policy, or transfer Policy Value between Investment Options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted

Maximum Percent of Premium Charge	When a premium is paid.	Maximum Charge: 8% of each premium payment.[1]

Surrender Charge[2]

Maximum Charge	When the Policy is surrendered within the first 10 Policy years or within the first 10 years following an increase in the Specified Amount or upon a decrease in the Specified Amount within the first five Policy years.	The Surrender Charge is a maximum of $45.00 to minimum of $1.80 per $1,000 of Specified Amount or decrease in Specified Amount.[3]

Surrender Charge for a representative non‑tobacco male insured, age 45 in the first Policy year

Maximum Charge	When the Policy is surrendered within the first 10 Policy years or within the first 10 years following an increase in the Specified Amount or upon a decrease in the Specified Amount within the first five Policy years.	$24.00 per $1,000 of Specified Amount or decrease in Specified Amount.[3]

Partial Withdrawal Processing Fee	When you take a partial withdrawal from your Policy.	Lesser of $25 or 2.00% of the amount withdrawn.

Transfer Charge	When you make a transfer.	Maximum Charge $10.00. Current Charge $0.00.[4]

Overloan Protection Benefit Rider

Current and Maximum Charge	When benefit is exercised.	One time charge of 3.50% of Policy Value.

Accelerated Death Benefit Rider

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted

Current and Maximum Charge	When benefit is exercised.	One time charge of 12 months’ worth of Policy charges on the accelerated amount, plus an interest charge, which is equal to 12 months’ worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90‑day Treasury bill rate, or (b) the current maximum statutory adjustable Policy loan rate.

Chronic Illness Accelerated Benefit Rider

Current and Maximum Charge	When benefit is exercised.	The Death Benefit will be reduced by the accelerated benefit payment plus an additional interest charge based on the accelerated benefit interest rate and the mortality table declared by the Company for individuals with Chronic Illness. Policy values will also be reduced proportionately.
1	The Percent of Premium Charge imposed is currently reduced to 5.00% on premiums paid in all Policy years. This reduction is not guaranteed and may change.
2
Surrender Charges are determined separately for each Policy and take into account the individual underwriting characteristics of the insured, such as sex, age and risk classification, and the Specified Amount of the Policy. The table shows the lowest and highest Surrender Charges for an insured, based on our guaranteed maximum rates for individuals in standard risk classifications. The table also shows the Surrender Charge under a Policy issued to an individual who is representative of individuals we insure. The Surrender Charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your Surrender Charges. More detailed information concerning your Surrender Charge is available from our administrative offices upon request. For additional information on the Surrender Charges, see “What Are the Fees and Charges Under the Policy?—Surrender Charge” in this Prospectus.

3	The maximum amount reflects the charge that may be assessed in the first Policy year.
4
No transaction fee is currently imposed for making a transfer among the Variable Investment Options and/or the Fixed Account Options. While we do not currently impose a transfer fee, we reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a Policy year.

Sales Load, Description [Text Block]	Maximum Percent of Premium Charge
Sales Load, When Deducted [Text Block]	When a premium is paid.
Sales Load (of Premium Payments), Maximum [Percent]	8.00%	[1]
Deferred Sales Load, Footnotes [Text Block]	The Percent of Premium Charge imposed is currently reduced to 5.00% on premiums paid in all Policy years. This reduction is not guaranteed and may change.
Other Surrender Fees, Description [Text Block]	Maximum Charge	[2]
Other Surrender Fees, When Deducted [Text Block]	When the Policy is surrendered within the first 10 Policy years or within the first 10 years following an increase in the Specified Amount or upon a decrease in the Specified Amount within the first five Policy years.	[2]
Other Surrender Fees, Maximum [Dollars]	$ 45.00
Other Surrender Fees, Minimum [Dollars]	$ 1.80
Other Surrender Fees, Footnotes [Text Block]
2
Surrender Charges are determined separately for each Policy and take into account the individual underwriting characteristics of the insured, such as sex, age and risk classification, and the Specified Amount of the Policy. The table shows the lowest and highest Surrender Charges for an insured, based on our guaranteed maximum rates for individuals in standard risk classifications. The table also shows the Surrender Charge under a Policy issued to an individual who is representative of individuals we insure. The Surrender Charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your Surrender Charges. More detailed information concerning your Surrender Charge is available from our administrative offices upon request. For additional information on the Surrender Charges, see “What Are the Fees and Charges Under the Policy?—Surrender Charge” in this Prospectus.

3	The maximum amount reflects the charge that may be assessed in the first Policy year.

Periodic Charges [Table Text Block]
The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy. The charges do not include fees and expenses incurred by the Portfolios that serve as Investment Options under the Policy.

Periodic Charges under the Policy Other than the Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

BaseContract Charges:

Cost of Insurance Charges[5]

Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.0067 per $1,000 of Net Amount at Risk.

Current Charges	Monthly	Maximum of $52.0833 to minimum of $0.0053 per $1,000 of Net Amount at Risk.

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charge	Monthly	$0.2117 per $1,000 of Net Amount at Risk.

Current Charge	Monthly	$0.1799 per $1,000 of Net Amount at Risk.

Expense charge per $1,000 of Specified Amount[6]

Maximum Charge	Monthly
The charges range from a maximum of
$1.61 per $1,000 of initial Specified Amount of insurance or increase in Specified Amount, to a minimum of
$0.35 per $1,000 of initial Specified Amount of insurance or increase in Specified Amount.

Current Charge	Monthly for the first 120 months following the Policy date or an increase in a Policy’s Specified Amount	For first 60 months following the Policy date or an increase in a Policy’s Specified Amount, the charges range from a maximum of $1.21 per $1,000 of initial Specified Amount of insurance or increase in Specified Amount, to a minimum of $0.15 per $1,000 of initial Specified Amount of insurance or increase in Specified Amount. For months 61 through 120 following the Policy date or an increase in a Policy’s Specified Amount, the charges range from a maximum of $0.605 per $1,000 of initial Specified Amount of insurance or increase in Specified Amount, to a minimum of $0.075 per $1,000 of initial Specified Amount of insurance or increase in Specified Amount.

Periodic Charges under the Policy Other than the Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charge	Monthly	$0.50 per $1,000 of initial Specified Amount of insurance or an increase in the Specified Amount.

Current Charge	Monthly for the first 120 months following the Policy date or an increase in the Specified Amount	For the first 60 months following the Policy date or an increase in the Specified Amount, $0.219 per $1,000 of initial Specified Amount of insurance or increase in Specified Amount. For months 61 through 120 following the Policy date or an increase in the Specified Amount, $0.110 per $1,000 of initial Specified Amount of insurance or increase in Specified Amount.

Mortality and Expense Risk Asset Charge

Maximum Charge	Monthly	0.05% monthly (annual rate of 0.6%) of the first $50,000 of Policy Value allocated to the Separate Account and 0.025% monthly (annual rate of 0.3%) of the Policy Value allocated to the Separate Account in excess of that amount.

Current Charge	Monthly for the first 120 months following the Policy date	0.0125% monthly (annual rate of 0.15%) for the first 120 months following the Policy date of Policy Value allocated to the Separate Account.

Per Policy Expense Charge[8]	Monthly	Guaranteed Maximum $9.00. Current Charge $8.00.

Asset Charge[7] for High Cap S&P 500 Indexed Account Uncapped S&P 500 Indexed Account (Limited by Participation Rate)	Monthly	0.125% of segment value (annual rate of 1.50%). 0.25% of segment value (annual rate of 3.00%).

Optional Benefit Charges:

Traditional Loans[8]

Net Interest Charge[9]	End of each Policy year	Annual rate of 1.00% until year 11 and then an annual rate of 0.25% (after credit from interest paid on collateral held in Traditional Loan Account).[10]

Periodic Charges under the Policy Other than the Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Indexed Loans[8]

Net Interest Charge[9]	End of each Policy year	Maximum annual rate of 5.00%.

AccidentalDeath Benefit Rider:

Cost of Insurance Charges[11]

Current and Maximum Charges	Monthly	Maximum of $0.1108 to minimum of $0.0533, per $1,000 of accidental death benefit.

First year charge for a representative non‑tobacco male insured, age 45

Current and Maximum Charges	Monthly	$0.0592 per $1,000 of accidental death benefit.

AdditionalInsured Term Insurance Rider:

Cost of Insurance Charges[11]

Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.0067 per $1,000 of additional insured term insurance benefit.

Current Charges	Monthly	Maximum of $52.0833 to minimum of $0.0053 per $1,000 of additional insured term insurance benefit.

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charges	Monthly	$0.2117 per $1,000 of additional insured term insurance benefit.

Current Charge	Monthly	$0.1799 per $1,000 of additional insured term insurance benefit.

Administrative Charges	Monthly during the first year of the Rider and/or the first year of an increase in term insurance benefit under the Rider	$0.10 per $1,000 of additional insured term insurance benefit.

Periodic Charges under the Policy Other than the Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

EarlySurrender Value Rider[16]:

Maximum Charges	Monthly for the first 10 years of the Policy or the first 10 years after an increase in the Specified Amount of insurance of the Policy or term insurance benefit, as applicable	Maximum of $0.52 to minimum of $0.20 per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider.

Current Charges	Monthly for the first 10 years of the Policy or the first 10 years after an increase in the Specified Amount of insurance of the Policy or term insurance benefit, as applicable	Maximum of $0.075 to minimum of $0.02 per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider.

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charge	Monthly	$0.32 per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider.

Current Charge	Monthly	$0.045 per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider.

Children’s Term Insurance Rider:

Cost of Insurance Charges

Maximum Charges	Monthly	$0.24 per $1,000 of children’s term insurance benefit.

Current Charges	Monthly	$0.15 per $1,000 of children’s term insurance benefit.

Periodic Charges under the Policy Other than the Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Disability Waiver of Monthly Deductions Rider:

Cost of Insurance Charges[11,15]

Maximum Charges	Monthly	Maximum of $0.5992 to minimum of $0.0117 per $1,000 of Net Amount at Risk.

Current Charges	Monthly	Maximum of $0.3192 to minimum of $0.0092 per $1,000 of Net Amount at Risk.

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charge	Monthly	$0.0508 per $1,000 of Net Amount at Risk.

Current Charge	Monthly	$0.0275 per $1,000 of Net Amount at Risk.

If the Policy also has a Children’s Term Insurance Rider in addition to one of the Disability Waiver Riders	Monthly	Maximum between $0.0092 and $0.0408 to minimum between $0.0050 and $0.0242 per $1,000 of children’s term insurance benefit.

If the Policy also has an Additional Insured Term Insurance Rider in addition to one of the Disability Waiver Riders	Monthly	Maximum between $0.0083 and $3.2675 to minimum between $0.0050 and $2.33 per $1,000 of children’s term insurance benefit.

Disability Completion Benefit (AKA Disability Waiver of Stipulated Premium) Rider[13]:

Disability Waiver of Monthly Deductions Benefit

Cost of Insurance Charges[11,15]

Maximum Charges	Monthly	Maximum of $0.5992 to minimum of $0.0117 per $1,000 of Net Amount at Risk.

Current Charges	Monthly	Maximum of $0.3192 to minimum of $0.0092, per $1,000 of Net Amount at Risk.

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charge	Monthly	$0.0508 per $1,000 of Net Amount at Risk.

Periodic Charges under the Policy Other than the Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Current Charge	Monthly	$0.0275 per $1,000 of Net Amount at Risk.

Disability Waiver of Stipulated Premium Benefit

Cost of Insurance Charges[11]

Current and Maximum Charges	Monthly	Maximum of $0.96 to minimum of $0.03 per $100 of the stipulated premium in the Policy.

First year charge for a representative non‑tobacco male insured, age 45

Maximum and Current Charges	Monthly	$0.12 per $100 of the stipulated premium in the Policy.

Cash Value Enhancement Rider[12,16]:

Expense Charge

Maximum Charges	Monthly for the first 10 Policy years.	Maximum of $0.605 to minimum of $0.20 per $1,000 of Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider

Current Charges	Monthly for the first 10 Policy years.	Maximum of $0.225 to minimum of $0.02 per $1,000 of Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charges	Monthly for the first 10 Policy years	$0.360 per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider.

Current Charges	Monthly for the first 10 Policy years	$0.165 for Policy years one through three and $0.045 for Policy years four through 10. This charge is per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider.

Periodic Charges under the Policy Other than the Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Guaranteed Option to Increase Specified Amount Rider:

Cost of Insurance Charges[11]

Current and Maximum Charges	Monthly	Maximum of $0.1967 to minimum of $0.0442 per $1,000 of the Specified Amount of this Rider.

First year charge for a representative non‑tobacco male insured, age 45

Current and Maximum Charges	Monthly	$0.1133 per $1,000 of the Specified Amount of this Rider.

Supplemental Term Insurance Rider:[14,15]

Surrender Charge	When the Policy is surrendered within the first 10 Policy years or within the first 10 years following an increase in the term insurance benefit or upon a decrease in the term insurance benefit within the first five Policy years
The Surrender Charge is a maximum of $45.00 to minimum of $1.80 per
$1,000 of the term insurance benefit of the Supplemental Term Insurance Rider or decrease in the term insurance benefit of the Supplemental Term Insurance Rider.

First year charge for a representative non‑tobacco male insured, age 45		$24.00 per $1,000 of the term insurance benefit or decrease in this benefit all multiplied by the surrender factor of 100%.

Cost of Insurance Charges[11]

Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.0067 per $1,000 of Net Amount at Risk attributable to the term insurance benefit.

Current Charges	Monthly	Maximum of $52.0833 to minimum of $0.0053 per $1,000 of Net Amount at Risk attributable to the term insurance benefit.

Periodic Charges under the Policy Other than the Portfolios’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charge	Monthly	$0.2117 per $1,000 of Net Amount at Risk attributable to the term insurance benefit.

Current Charge	Monthly	$0.1799 per $1,000 of Net Amount at Risk attributable to the term insurance benefit.

Expense Charge[16]

Maximum Charge	Monthly
The charges range from a maximum of
$1.71 per $1,000 of the initial term insurance benefit or increase of the term insurance benefit to a minimum of
$0.40 per $1,000 of the initial term insurance benefit or increase of the term insurance benefit.

Current Charge	Monthly for the first 60 months following the Policy date or an increase in the term insurance benefit
The charges range from a maximum of
$1.331 per $1,000 of the initial term insurance benefit or increase of the term insurance benefit to a minimum of
$0.180 per $1,000 of the initial term insurance benefit or increase of the term insurance benefit. After
60 months, the charge is zero.

First year charge for a representative non‑tobacco male insured, age 45

Maximum Charge	Monthly	$0.80 per $1,000 of the term insurance benefit or increase of the term insurance benefit.

Current Charge	Monthly	$0.252 per $1,000 of the term insurance benefit or increase of the term insurance benefit.
3	The maximum amount reflects the charge that may be assessed in the first Policy year.
5
The Cost of Insurance Charges under the Policy vary depending on the individual circumstances of the insured, such as sex, age, and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the Policy year in which the charge is deducted. The table shows the lowest and the highest Cost of Insurance Charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year Cost of Insurance Charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your guaranteed maximum Cost of Insurance Charges. More detailed information concerning your Cost of Insurance Charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insured’s age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy. For additional information on Cost of Insurance Charges, see “What Are the Fees and Charges Under the Policy? — Monthly Deductions — Cost of Insurance Charge” in this Prospectus.
6
The Expense Charge per $1,000 of Specified Amount are currently reduced. During the first 60 months following the Policy date, the charges range from $0.15 per $1,000 of initial Specified Amount of insurance to $1.21 per $1,000 of initial Specified Amount of insurance. For months 61 through 120 following the Policy date, the charges range from $0.08 per $1,000 of initial Specified Amount of insurance up to $0.61 per $1,000 of initial Specified Amount of insurance. The charge on an additional Specified Amount of insurance is similarly reduced. The Expense Charges under the Policy vary depending on the risk classification, sex, and age of the insured and the amount of insurance specified in the Policy. The table shows the lowest and the highest Expense Charges for an insured, based on our current rates and on guaranteed maximum rates. The table also shows the first year Expense Charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state the guaranteed maximum Expense Charges. More detailed information concerning your Expense Charges is available from our administrative offices upon request. For additional information on Expense Charges, see “What Are the Fees and Charges Under the Policy? — Monthly Deductions — Expense Charge per Thousand of Specified Amount” in this Prospectus.

7
The Asset Charge is assessed to help cover the cost of administrative and other expenses, including, but not limited to, the cost of hedging, associated with making available the Indexed Fixed Accounts.

8
You may borrow up to 99% of your Cash Surrender Value. The minimum amount you may borrow is $250. An amount equivalent to the loan is withdrawn from the Variable Investment Options and certain accounts in the Fixed Account Options on a pro‑rata basis and is transferred to a Policy loan account, as collateral for the loan. See “Policy Loans” in this Prospectus and “Appendix B” for additional information about Policy loans.

9	Net Interest Charge for a loan means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the Policy loan accounts.
10
The Traditional Loan Account is guaranteed to earn interest at 1.00% during the first 10 Policy years and 1.75% thereafter. On a guaranteed basis, the Net Interest Charge during the first 10 Policy years is 1.00% and 0.25% thereafter. On a current basis, the Net Interest Charge during the first five Policy years is 1.00% and 0.00% thereafter.

11
The Cost of Insurance Charges under the Riders vary depending on the individual circumstances of the insured, such as sex, age, and risk classification. The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted. The charges shown in the table may not be representative of the charge you would pay. The table shows the lowest and the highest Cost of Insurance Charges for an insured, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year Cost of Insurance Charges under a Rider issued to an individual who is representative of individuals we insure. The Policy Specifications Page will indicate the guaranteed maximum Cost of Insurance Charges for the Rider applicable to your Policy. More detailed information concerning your Cost of Insurance Charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insured’s age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and Riders requested. The Net Amount at Risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current Policy Value allocated to the Rider. For additional information about the Riders, see “What Are the Supplemental Riders and Benefits That Are Available?” in this Prospectus.

12
This Rider is not available to all persons. See “What Are the Supplemental Riders and Benefits That Are Available? — Early Surrender Value Rider” or “What Are the Supplemental Riders and Benefits That Are Available? — Cash Value Enhancement Rider” in this Prospectus for additional information.

13
The Disability Completion Benefit Rider (AKA Disability Waiver of Stipulated Premium) consists of two benefits, the Disability Waiver of Monthly Deductions plus the Disability Waiver of Stipulated Premium Benefit, and is therefore subject to two separate charges for the two benefits.

14
For purposes of determining the allocation of Net Amount at Risk between the Specified Amount of insurance in the Policy, and the term insurance benefit, the Policy Value will be allocated as follows: first to the initial Specified Amount coverage segment, then to any coverage segments resulting from increases in the Specified Amount in the order of the increases, to the initial term insurance benefit coverage segment, and then to any coverage segments resulting from increases in the term insurance benefit in the order of the increases. Any increase in the death benefit in order to maintain the required minimum margin between the death benefit and the Policy Value will be allocated to the most recent increase in the Specified Amount in the Policy.

15
The Surrender Charge takes into account the individual underwriting characteristics of the insured, such as sex, age and risk classification, and the term insurance benefit of the Policy. The table shows the lowest and the highest Surrender Charge for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the Surrender Charge under a rider issued to an individual who is representative of individuals we insure. The Surrender Charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your Surrender Charge for the Policy and rider. More detailed information concerning your Surrender Charge is available from our administrative offices upon request. For additional information on the Surrender Charge, see “What are the Fees and Charges under the Policy?—Surrender Charge” in this Prospectus.

16
The Charge takes into account the individual underwriting characteristics of the insured, such as sex, age and risk classification, and the term insurance benefit of the Policy. The table shows the lowest and the highest Charge for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the Charge under a rider issued to an individual who is representative of individuals we insure. The Charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your Charge for the Policy and rider. More detailed information concerning your Charge is available from our administrative offices upon request.

Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Asset Charge
Optional Benefit Charge, Description [Text Block]	Optional Benefit Charges:
Annual Portfolio Company Expenses [Table Text Block]
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. Portfolio expenses may be higher or lower in the future. A complete list of Portfolios available under the Policy, including their annual expenses, may be found in Appendix A to this Prospectus.

Annual Portfolio Expenses[1]	Minimum	Maximum
(expenses that are deducted from Portfolio assets, including management fees, distribution (12b‑1) fees, and other expenses)	0.09%	0.36%
1
Expressed as a percentage of average net assets for the fiscal year ended December 31, 2025. Portfolio expenses may be higher or lower in the future. This information is provided by the Portfolios and their agents. The information is based on 2025 expenses. We have not verified the accuracy of the information provided by the Portfolios.

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio assets, including management fees, distribution (12b‑1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.09%	[3]
Portfolio Company Expenses Maximum [Percent]	0.36%	[3]
Portfolio Company Expenses, Footnotes [Text Block]	Expressed as a percentage of average net assets for the fiscal year ended December 31, 2025. Portfolio expenses may be higher or lower in the future. This information is provided by the Portfolios and their agents. The information is based on 2025 expenses. We have not verified the accuracy of the information provided by the Portfolios.
Item 5. Principal Risks [Table Text Block]
SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE POLICY
Many benefits of the Accumulation Variable Universal Life Insurance Policy have a corresponding risk, and both benefits and risks should be considered before you purchase a Policy. More complete and detailed information about these features is provided later in this Prospectus and in the SAI.

Investment Risk
The value of your Policy, which may be invested in Variable Investment Options, will vary with the investment performance of the options you select. There is a risk that the investment performance of the Variable Investment Options may be unfavorable or may not perform up to your expectations, which may decrease the amount of your Net Cash Surrender Value. If the Variable Investment Options you select for your Policy perform poorly you could lose money, including some or all of the premiums paid. Each Variable Investment Option invests in an underlying Portfolio, and a comprehensive discussion of the investment risks of each of the Portfolios may be found in the prospectus for each of the Portfolios.
Each Portfolio has its own investment objective and investment strategy. The investment performance of each will vary, and some Portfolios are riskier than others. We do not guarantee the investment performance of the Variable Investment Options or Portfolios. You bear the entire investment risk for all amounts allocated to the Variable Investment Options. Your premium and Policy Value allocation choices should be consistent with your personal investment objective and your risk tolerance. Before allocating money to a Variable Investment Option, please read the prospectus for the Portfolio carefully.
The value of your Policy may also be invested in Fixed Account Options. Premiums and Policy Value allocated to the Traditional Fixed Account may be kept there for an extended period of time due to restrictions on transfers out of the Traditional Fixed Account. There is a risk that other Investment Options will perform more favorably than the Traditional Fixed Account while your Policy Value remains there.
Amounts you allocate to an Indexed Fixed Account will not earn less than a minimum interest rate. The guaranteed minimum interest rate on all non‑loaned Indexed Fixed Account segments is 0.00%. Even with the guaranteed minimum interest rate, the Policy Value in the Indexed Fixed Account may decrease due to the Asset Charge, and you could lose money. In addition, you may only transfer amounts from the Indexed Fixed Account at the end of its term. An index credit will not be paid on the Indexed Fixed Accounts if the Policy is surrendered before the end of a segment.
In addition, a variable life insurance policy is designed to provide a life insurance benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle.

Risk of Lapse
Your Policy can lapse even if you pay all of the planned premiums on time. When a Policy lapses, it has no value, and no benefits are paid upon the death of the insured. You may also lose the principal invested.
Specifically, your Policy may terminate, or lapse, if the Net Cash Surrender Value of the Policy is not sufficient to pay Policy charges (including payment of interest on any loan that may be outstanding under the Policy) and the provisions of the no‑lapse guarantee are not satisfied. This can happen because you have not paid enough premium, because the investment performance of the Variable Investment Options you have allocated premiums or Policy Value to has been poor, because of charges we deduct, because of withdrawals you make, because of Policy loans you take, or because of a combination of these factors. We will notify you how much additional premium you will need to pay to keep the Policy in force. You will have a 61 day grace period to make that payment. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive.
A change in the Specified Amount, a change in the death benefit option, the addition, deletion, or change of any riders, and/or a change in the insured’s rate class may impact the Policy’s No‑Lapse Feature and may require the payment of additional premiums to maintain the Feature’s guarantee.

Policy Loan Risks
The larger a Policy loan becomes relative to the Policy’s Cash Surrender Value, the greater the risk that the Policy’s Net Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest due, and the greater the risk of the Policy lapsing. Any loan interest payable on a Policy anniversary that you do not pay will become part of the outstanding Policy loan principal and will also accrue interest.
A loan, repaid or not, has a permanent effect on your Policy Value. The effect could be favorable if the Investment Options earn less than the interest rate credited on the Policy loan accounts, or unfavorable, if the Investment Options earn more. The longer a loan is outstanding, the greater the effect on your Net Cash Surrender Value. If it is not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the death benefit proceeds that might otherwise be paid.
A 12 month Lockout Period will begin anytime a Policy loan is taken while any Policy Value is in the Indexed Fixed Accounts. During the Lockout Period, no transfers from the Traditional Fixed Account to the Indexed Fixed Accounts will be allowed.
Unless your Policy qualifies as a modified endowment contract, Policy loans are not taxable. However, if loans taken, including unpaid loan interest, exceed the premiums paid, a Policy surrender or lapse will result in a taxable event for you. If a Policy is a modified endowment contract, a loan may result in taxable income and penalty taxes to you.

Liquidity Risk; Limitations on Access to Policy Value
The Policy is generally not a liquid investment. Surrender Charges will apply during the first 10 Policy years and within 10 years of any increase in the Specified Amount. The Policy is designed for long-term life insurance coverage. It is not suitable as a short-term investment vehicle. There are limitations on your ability to access your Policy Value through surrenders and partial withdrawals, including Surrender Charges, partial withdrawal fees, possible tax consequences, adverse impacts on Policy benefits, increased risk of Policy lapse, and administrative requirements. You generally cannot access your entire Policy Value, only your Net Cash Surrender Value.
A withdrawal will reduce your Policy’s Cash Surrender Value by the amount withdrawn, and could reduce your death benefit. If the Policy’s Net Cash Surrender Value is reduced to a point where it cannot meet the Monthly Deductions, then your Policy may lapse and terminate. A withdrawal may also reduce your Policy’s Specified Amount and may have adverse tax consequences.
Partial withdrawals and loans from an Indexed Fixed Account prior to the end of its term will receive a proportional amount of index credits for the time the amount is in the account before it is withdrawn. An index credit will not be paid if the Policy is surrendered before the end of a segment.
Accessing Policy Value through Policy loans also has costs, increases the risk of Policy lapse, may have adverse tax consequences, and may negatively impact your Cash Surrender Value and other Policy benefits.

Risk of an Increase in Fees and Expenses
Certain ongoing fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, as determined in the Company’s sole discretion. (See “Table of Fees and Expenses” above for more information.) Without limiting the foregoing, the Company may increase current charges due to the Company’s experience with respect to mortality, expenses, reinsurance costs, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws, or for any other reason. If fees and expenses are increased, you may need to increase the amount and/or frequency of premium payments to keep the Policy in force. The Company could also add new charges for federal, state and local taxes (see “Are There Other Charges That PIA Could Deduct In The Future?”).
In addition, the operating expenses of the Portfolios are not guaranteed and may increase (or decrease). Although some Portfolios may have expense limitation agreements, those agreements are temporary.

Taxes and Tax Risks
The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. Death benefits paid under life insurance policies are generally not subject to federal income tax, but may be subject to federal and state estate taxes. The section of this Prospectus entitled “How Is the Policy Treated Under Federal Income Tax Law?” describes a number of tax issues that may arise in connection with the Policy. These risks include, but are not limited to: (1) that the Policy may not qualify as life insurance for tax purposes; (2) that you could be treated as the owner of your Policy’s pro rata portion of the assets of the Variable Investment Options; (3) the possibility that the Policy may be treated as a modified endowment contract for federal income tax purposes, with special rules that apply to Policy distributions, including loans; (4) the possibility of adverse tax consequences if the Policy remains in force beyond the policy anniversary nearest the insured’s 121st birthday; and (5) the possibility that the Internal Revenue Service (“IRS”) may treat a loan as a taxable distribution if the net interest rate spread (the difference between the interest rate charged on the loan and the interest rate credited to the Policy loan account) is zero or very low. In addition, the present federal income tax laws that apply to your Policy may change, or the IRS may change current interpretations thereof (and any such change could have retroactive effect).
The information in this Prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the IRS. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other tax advisers for more complete information.

Potentially Harmful Transfer Activity
This Policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other Policy owners. We have limitations and restrictions on transfer activity, but we cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Policy owners. Potentially harmful transfer activity could result in reduced investment performance results for one or more Variable Investment Options, due to among other things:
•	portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;
•	increased administrative and Portfolio brokerage expenses; and/or
•	dilution of the interests of long-term investors.
A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer.

Insurance Company Risks
Our business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack, or current or future outbreaks of infectious diseases, epidemics, or pandemics. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Policy (and to keep Policy owner information confidential).
Unlike the assets in our Separate Account, the assets in our General Account (including all of the Fixed Account Options) are subject to liabilities arising from any of our other businesses. Our ability to pay General Account guarantees, including amounts under the Fixed Account Options, the death benefit, and other insurance guarantees, is subject to our financial strength and claims paying ability.

Information Systems, Technology Disruption and Cybersecurity Risks
We rely heavily on interconnected computer systems and digital data to conduct contract activity. As such, Policy activity is highly dependent upon the effective operation of our internal computer systems and those of our service providers. All systems are vulnerable to disruptions as the result of natural disasters, man‑made disasters, hacking, criminal activity, pandemics, utility outages, geopolitical or military conflict and other events beyond our control and are susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyberattacks.
Cyberattacks may interfere with Policy transaction processing, or cause the release, modification, and/or destruction of Policy owner or business information including the securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that we, the Portfolios, or our service providers will avoid losses affecting Policies that result from cyberattacks or information security breaches in the future. These risks also apply to other insurance and financial services companies and businesses.
We have established policies, standards, procedures, and practices to limit the effect of business interruptions and protect the confidentiality, integrity, availability, and privacy of Policy owner information. Safeguards are maintained to reasonably protect our systems and information against anticipated threats or hazards. Controls have been implemented to safeguard data in transit, at rest, and to restrict access to Policy owner data including, but not limited to, antivirus and anti-malware software, periodic vulnerability assessments and penetration tests, and, comprehensive business continuity planning. There can be no assurance that these policies, procedures, and controls will be effective or successful.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
How Much Life Insurance Does the Policy Provide?
In your application for the Policy, you tell us how much life insurance coverage you want on the life of the insured. This is called the Specified Amount of insurance. The minimum Specified Amount of insurance that you can purchase is $50,000 ($100,000 for issue ages 71 to 85). Insurance coverage under the Policy is effective on the Policy date after we accept the application, receive the initial premium payment, and all underwriting and administrative requirements have been met.
Death Benefit Options
When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan and any unpaid Policy charges. We offer two different types of death benefits payable under the Policy — Option 1 which is a level death benefit option and Option 2 which is an increasing death benefit option. You choose which one you want in the application. They are:
•	Option 1. The death benefit is the greater of (a) the Specified Amount of insurance, or (b) the “applicable percentage” of the Policy Value on the date of the insured’s death.
•
Option 2. The death benefit is the greater of (a) the Specified Amount of insurance plus your Policy Value on the date of death, or (b) the “applicable percentage” of the Policy Value on the date of the insured’s death.

We will not accept your application unless you specify which death benefit option you want in the application. Subject to the limitations described in the following section, you can change the type of death benefit you want at any time before the insured dies. You may increase or decrease the Specified Amount of insurance. See “Can I Change Insurance Coverage Under the Policy?” in this Prospectus.
For purposes of both death benefits, Policy Value includes amounts in the Variable Investment Options and/or the Fixed Account Options.
The “applicable percentages” depend on the life insurance qualification test you chose on the application and are shown in the Table of Death Benefit Factors in the Policy. If you chose the Guideline Premium Test/Cash Value Corridor Test, the “applicable percentage” is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains ages 96 through 120. For the Cash Value Accumulation Test, the “applicable percentages” will vary by attained age and the insurance risk characteristics.
If the investment performance of the Variable Investment Options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the Policy Value.
Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the Policy Value will tend to be higher under Option 1 than under Option 2 for the same premium payments. Subject to the limitations described in the following section, you can change the type of death benefit you want at any time before the insured dies.
Death benefits are calculated based on values as of the date of death. We will ordinarily pay the death benefit within seven days after receipt at our office of all the documents required for completion of the transaction in good order. We will pay interest from the date of death of the Insured to the date of payment. The interest rate will be at least equal to the rate required by the state in which the Policy was delivered.
Can I Change Insurance Coverage Under the Policy?
Change of Death Benefit Option
You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:
•	after the change, the Specified Amount of insurance must be at least equal to the minimum Specified Amount under your Policy; and
•	no change may be made in the first Policy year and no more than one change may be made in any Policy year.
Changes in the Specified Amount of Insurance
You may increase the Specified Amount of insurance, subject to the following conditions:
•	you must submit an application along with evidence of insurability acceptable to PIA;
•	no change may be made in the first Policy year;
•	any increase in the Specified Amount must be at least $10,000; and
•	no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.
You may decrease the Specified Amount of insurance, subject to the following conditions:
•	no change may be made in the first Policy year;
•	no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;
•	no decrease may be made within one year of an increase in the Specified Amount;
•	any decrease in the Specified Amount of insurance must be at least $10,000 and the Specified Amount after the decrease must be at least equal to the minimum Specified Amount under your Policy; and
•	any decrease in the Specified Amount of insurance in the first five Policy years will be subject to a Surrender Charge.
Exchange of Policies
For a Policy issued in a business relationship, you may obtain a rider that permits you to exchange the Policy for a new Policy covering a new insured in the same business relationship, subject to the terms of the rider. See “What Are the Supplemental Riders and Benefits That Are Available?— Supplemental Exchange Rider” in this Prospectus.
Consequences of Changing Insurance Coverage
See “How Is the Policy Treated Under Federal Income Tax Law?” in this Prospectus for information about possible tax consequences of changing your insurance coverage under the Policy.

Item 11. Other Benefits Available (N-6) [Text Block]
In addition to the standard death benefit associated with your Policy, other standard and optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

Accidental Death Benefit Rider	Provides an additional death benefit if the insured’s death results from an accidental cause, as defined in the Rider.	Optional. May be elected at any time.
•
Not available for all Policies.
•
We will pay the additional death benefit only if the insured dies within 180 days following the accidental bodily injury.
•
No benefit is payable unless the accidental bodily injury was sustained after the Policy anniversary nearest to the insured’s first birthday and prior to the Policy anniversary nearest to the insured’s 70th birthday.
•
Certain exclusions apply, including death resulting directly or indirectly from risky activities (such as bungee jumping and skydiving), disease, infection, intoxication, illegal drugs, crimes, illegal occupation, suicide, etc.

Additional Insured Term Insurance Rider	Provides term insurance on other persons in addition to the insured, in amounts specified in the Policy Specifications Page in the Policy.	Optional. May be elected at any time, as long as the insured meets our underwriting requirements.	• Additional insured must meet underwriting requirements.

Early Surrender Value Rider	Provides enhanced early year Cash Surrender Values for Policies sold in certain limited corporate markets.	Optional. May be elected only at the time the base Policy is issued.
•
Not for sale in individual markets.
•
If the Rider is terminated by the owner of the Policy, the Rider is terminated with respect to the insurance coverage provided under the Policy and all applicable Surrender Charges would resume.
•
Not available with the Cash Value Enhancement Rider.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

Cash Value Enhancement Rider	Provides higher early- duration Cash Surrender Values for certain limited corporate market applications.	Optional. May be elected only at the time the base Policy is issued.
•
Not available for sale in individual markets.
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The Policy must be sponsored by or owned by a business, corporation, or a corporate trust.
•
The corporation must be at least a partial beneficiary.
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A minimum of one life can be covered.
•
The termination credit will not be applied if the Policy to which this Rider is attached is exchanged for another policy or has its ownership changed to a life insurance company.
•
Not available with the Early Surrender Value Rider.

Children’s Term Insurance Rider	Provides term insurance on one or more children of the insured.	Optional. May be elected at any time.	• If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child’s twenty-third birthday.

Disability Waiver of Monthly Deductions Rider	Provides a waiver of the Monthly Deductions from the value of the Policy Value upon the total disability of the insured.	Optional. May be elected at any time, as long as the insured meets our underwriting requirements.
•
Monthly Deductions for this benefit are made until the Policy anniversary nearest the insured’s 65th birthday.
•
Will terminate upon the anniversary of the Policy which is nearest to the insured’s 65th birthday, provided that such termination will not affect any benefit which is payable because of a total disability of the insured prior to that anniversary.

Disability Completion Benefit Rider (AKA Disability Waiver of Stipulated Premium Rider)	Provides a waiver of the Monthly Deductions from the Policy Value and payment by us of a stipulated premium upon the total disability of the insured, as stated in the Policy.	Optional. May be elected at any time, as long as the insured meets our underwriting requirements.
•
Will terminate upon the anniversary of the Policy which is nearest to the insured’s 65th birthday, provided that such termination will not affect any benefit which is payable because of a total disability of the insured prior to that anniversary.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

Guaranteed Option to Increase Specified Amount Rider	Provides the owner of the Policy with the option to increase the Specified Amount of insurance in the Policy without providing evidence of insurability.	Optional. May be elected only at the time the insured purchases the base Policy.
•
The option may be exercised under the Rider as of any of the regular option dates or as of any alternative option date.
•
Regular option dates are the anniversaries of the Policy nearest the insured’s birthday at ages 22, 25, 28, 31, 34, 37, 40, 43 and 46.
•
Alternative option dates are the 90th day following marriage of the insured, live birth of a child of the insured or legal adoption by the insured of a child less than 18 years of age, subject to certain conditions.
•
The maximum issue age for this Rider is age 40.

Supplemental Term Insurance Rider	Adds term insurance to the death benefit provided under the Policy.	Optional. May be elected only at the time the insured purchases the base Policy.
•
Monthly Deductions include an expense charge applied to the amount of term insurance added to the Policy by the Rider.
•
Monthly Deductions will include a Cost of Insurance Charge for the term insurance added by the Rider.

Supplemental Exchange Rider	Provides within one year following termination of a business relationship between the owner of the Policy and the insured, the Policy may be exchanged for a new Policy on the life of a new insured.	Standard for all corporate-owned Policies.
•
The new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged.
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The new insured must submit satisfactory evidence of insurability.
•
The Policy to be exchanged must be in force and not in a grace period.
•
The owner must make premium payments under the new Policy to keep it in force at least two months.
•
Owner must surrender all rights in the Policy to be exchanged.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

Overloan Protection Rider	Allows the Policy owner to access the cash value from the Policy, while providing the holder with a reduced paid‑up policy in the event that the loan‑to‑surrender value equals or exceeds 96%.	Optional. May be elected at any time.
•
Insured’s attained age must be 75 or older.
•
Policy must be in force for a minimum of 15 years.
•
Non‑taxable withdrawals must equal the total premiums paid.
•
Subject to a one‑time charge of 3.50% of the Policy Value, which is imposed when the Rider is exercised.
•
Certain changes are made to the Policy as a result of the benefit being exercised.

Accelerated Death Benefit Rider	Provides the insured access to a portion of death benefit while the insured is living.	Standard.
•
Amount of death benefit proceeds the insured can access must be at least $10,000, but no more than the lesser of 50% of the total death benefit amount or $250,000. Such limits may vary depending upon the state.
•
Insured must be diagnosed by a licensed physician of the United States as being terminally ill with a life expectancy of 12 months or less. The physician may not be the owner, insured, beneficiary, or relative of the insured.
•
Electing this Rider will reduce the death benefit that is payable under the base Policy upon the death of the insured.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

Chronic Illness Accelerated Benefit Rider	Provides access to a portion of the death benefit while the insured is living if the insured is certified with a chronic illness.	Standard for Policies with a Specified Amount greater than $50,000 and a maximum amount of $10,000,000 as long as the insured meets our underwriting requirements.
•
Continuous care in an eligible facility or at home must be expected to be required for the insured’s life.
•
Limits apply to the accelerated benefit payments.
•
In certain circumstances, a payment under this rider may be treated as a distribution of taxable income. Before you exercise your rights under this rider, you should consult with a tax adviser regarding the possible tax consequences.
•
Chronic illness is defined in the Rider (based on inability to perform specified activities of daily living, or severe cognitive impairment).
•
Chronic illness must be certified by a licensed health care professional (not the insured, owner, or beneficiary or a relative of any of them).
•
Upon each accelerated benefit payment, the death benefit will be reduced by an amount greater than the payment amount.
•
The death benefit will be reduced by the accelerated benefit payment plus an additional interest charge based on the accelerated benefit interest rate and the mortality table declared by the Company for individuals with Chronic Illness. Policy values will also be reduced proportionately.

Fixed Dollar Cost Averaging Account
Allows you to allocate all or a portion of a premium payment to the Fixed Dollar Cost Averaging Account.
Premiums allocated to the account will be automatically re‑allocated each month to one or more of the Variable Investment Options and/or to one or more of the Indexed Fixed Accounts you select.
Optional.
•
Requires that at least $600 be allocated to the Fixed Dollar Cost Averaging Account.
•
The amount transferred each month must be at least $25.
•
Does not guarantee a profit or prevent a loss.
•
Not available at the same time as the Asset Rebalancing program.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

Asset Rebalancing	Automatically reallocates your Policy Value among the Variable Investment Options in accordance with the proportions you originally selected.	Optional.	• Requires a minimum Policy Value of $1,000. • Does not guarantee a profit or prevent a loss. • Not available at the same time as the Fixed Dollar Cost Averaging Account program.
No‑Lapse Feature	Guarantees that your Policy will remain in force, regardless of investment performance for a specified period as long as certain provisions of the no‑lapse feature are satisfied.	Standard
•
The no lapse period is determined at issue.
•
Policy distributions will affect the no‑lapse guarantee and outstanding loans will nullify the no‑lapse guarantee in certain instances.
•
If the no‑lapse feature terminates, you have the option to reinstate it.

Traditional Loan Option	Allows you to access a portion of your Policy Value without incurring the Surrender Charges and federal income tax consequences associated with a withdrawal.	Optional.
•
You may borrow up to 99% of your Cash Surrender Value.
•
The minimum amount you may borrow is $250.
•
Cannot be active at the same time as an Indexed Loan.
•
A 12 month Lockout Period will begin anytime a Policy loan is taken while any Policy Value is in the Indexed Fixed Accounts.

Indexed Loan Option	Allows you to access a portion of your Policy Value without incurring the Surrender Charges and federal income tax consequences associated with a withdrawal.	Optional.
•
You may borrow up to 99% of your Cash Surrender Value.
•
The minimum amount you may borrow is $250.
•
Cannot be active at the same time as a Traditional Loan.
•
A 12 month Lockout Period will begin anytime a Policy loan is taken while any Policy Value is in the Indexed Fixed Accounts.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

Accidental Death Benefit Rider	Provides an additional death benefit if the insured’s death results from an accidental cause, as defined in the Rider.	Optional. May be elected at any time.
•
Not available for all Policies.
•
We will pay the additional death benefit only if the insured dies within 180 days following the accidental bodily injury.
•
No benefit is payable unless the accidental bodily injury was sustained after the Policy anniversary nearest to the insured’s first birthday and prior to the Policy anniversary nearest to the insured’s 70th birthday.
•
Certain exclusions apply, including death resulting directly or indirectly from risky activities (such as bungee jumping and skydiving), disease, infection, intoxication, illegal drugs, crimes, illegal occupation, suicide, etc.

Additional Insured Term Insurance Rider	Provides term insurance on other persons in addition to the insured, in amounts specified in the Policy Specifications Page in the Policy.	Optional. May be elected at any time, as long as the insured meets our underwriting requirements.	• Additional insured must meet underwriting requirements.

Early Surrender Value Rider	Provides enhanced early year Cash Surrender Values for Policies sold in certain limited corporate markets.	Optional. May be elected only at the time the base Policy is issued.
•
Not for sale in individual markets.
•
If the Rider is terminated by the owner of the Policy, the Rider is terminated with respect to the insurance coverage provided under the Policy and all applicable Surrender Charges would resume.
•
Not available with the Cash Value Enhancement Rider.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

Cash Value Enhancement Rider	Provides higher early- duration Cash Surrender Values for certain limited corporate market applications.	Optional. May be elected only at the time the base Policy is issued.
•
Not available for sale in individual markets.
•
The Policy must be sponsored by or owned by a business, corporation, or a corporate trust.
•
The corporation must be at least a partial beneficiary.
•
A minimum of one life can be covered.
•
The termination credit will not be applied if the Policy to which this Rider is attached is exchanged for another policy or has its ownership changed to a life insurance company.
•
Not available with the Early Surrender Value Rider.

Children’s Term Insurance Rider	Provides term insurance on one or more children of the insured.	Optional. May be elected at any time.	• If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child’s twenty-third birthday.

Disability Waiver of Monthly Deductions Rider	Provides a waiver of the Monthly Deductions from the value of the Policy Value upon the total disability of the insured.	Optional. May be elected at any time, as long as the insured meets our underwriting requirements.
•
Monthly Deductions for this benefit are made until the Policy anniversary nearest the insured’s 65th birthday.
•
Will terminate upon the anniversary of the Policy which is nearest to the insured’s 65th birthday, provided that such termination will not affect any benefit which is payable because of a total disability of the insured prior to that anniversary.

Disability Completion Benefit Rider (AKA Disability Waiver of Stipulated Premium Rider)	Provides a waiver of the Monthly Deductions from the Policy Value and payment by us of a stipulated premium upon the total disability of the insured, as stated in the Policy.	Optional. May be elected at any time, as long as the insured meets our underwriting requirements.
•
Will terminate upon the anniversary of the Policy which is nearest to the insured’s 65th birthday, provided that such termination will not affect any benefit which is payable because of a total disability of the insured prior to that anniversary.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

Guaranteed Option to Increase Specified Amount Rider	Provides the owner of the Policy with the option to increase the Specified Amount of insurance in the Policy without providing evidence of insurability.	Optional. May be elected only at the time the insured purchases the base Policy.
•
The option may be exercised under the Rider as of any of the regular option dates or as of any alternative option date.
•
Regular option dates are the anniversaries of the Policy nearest the insured’s birthday at ages 22, 25, 28, 31, 34, 37, 40, 43 and 46.
•
Alternative option dates are the 90th day following marriage of the insured, live birth of a child of the insured or legal adoption by the insured of a child less than 18 years of age, subject to certain conditions.
•
The maximum issue age for this Rider is age 40.

Supplemental Term Insurance Rider	Adds term insurance to the death benefit provided under the Policy.	Optional. May be elected only at the time the insured purchases the base Policy.
•
Monthly Deductions include an expense charge applied to the amount of term insurance added to the Policy by the Rider.
•
Monthly Deductions will include a Cost of Insurance Charge for the term insurance added by the Rider.

Supplemental Exchange Rider	Provides within one year following termination of a business relationship between the owner of the Policy and the insured, the Policy may be exchanged for a new Policy on the life of a new insured.	Standard for all corporate-owned Policies.
•
The new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged.
•
The new insured must submit satisfactory evidence of insurability.
•
The Policy to be exchanged must be in force and not in a grace period.
•
The owner must make premium payments under the new Policy to keep it in force at least two months.
•
Owner must surrender all rights in the Policy to be exchanged.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

Overloan Protection Rider	Allows the Policy owner to access the cash value from the Policy, while providing the holder with a reduced paid‑up policy in the event that the loan‑to‑surrender value equals or exceeds 96%.	Optional. May be elected at any time.
•
Insured’s attained age must be 75 or older.
•
Policy must be in force for a minimum of 15 years.
•
Non‑taxable withdrawals must equal the total premiums paid.
•
Subject to a one‑time charge of 3.50% of the Policy Value, which is imposed when the Rider is exercised.
•
Certain changes are made to the Policy as a result of the benefit being exercised.

Accelerated Death Benefit Rider	Provides the insured access to a portion of death benefit while the insured is living.	Standard.
•
Amount of death benefit proceeds the insured can access must be at least $10,000, but no more than the lesser of 50% of the total death benefit amount or $250,000. Such limits may vary depending upon the state.
•
Insured must be diagnosed by a licensed physician of the United States as being terminally ill with a life expectancy of 12 months or less. The physician may not be the owner, insured, beneficiary, or relative of the insured.
•
Electing this Rider will reduce the death benefit that is payable under the base Policy upon the death of the insured.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

Chronic Illness Accelerated Benefit Rider	Provides access to a portion of the death benefit while the insured is living if the insured is certified with a chronic illness.	Standard for Policies with a Specified Amount greater than $50,000 and a maximum amount of $10,000,000 as long as the insured meets our underwriting requirements.
•
Continuous care in an eligible facility or at home must be expected to be required for the insured’s life.
•
Limits apply to the accelerated benefit payments.
•
In certain circumstances, a payment under this rider may be treated as a distribution of taxable income. Before you exercise your rights under this rider, you should consult with a tax adviser regarding the possible tax consequences.
•
Chronic illness is defined in the Rider (based on inability to perform specified activities of daily living, or severe cognitive impairment).
•
Chronic illness must be certified by a licensed health care professional (not the insured, owner, or beneficiary or a relative of any of them).
•
Upon each accelerated benefit payment, the death benefit will be reduced by an amount greater than the payment amount.
•
The death benefit will be reduced by the accelerated benefit payment plus an additional interest charge based on the accelerated benefit interest rate and the mortality table declared by the Company for individuals with Chronic Illness. Policy values will also be reduced proportionately.

Fixed Dollar Cost Averaging Account
Allows you to allocate all or a portion of a premium payment to the Fixed Dollar Cost Averaging Account.
Premiums allocated to the account will be automatically re‑allocated each month to one or more of the Variable Investment Options and/or to one or more of the Indexed Fixed Accounts you select.
Optional.
•
Requires that at least $600 be allocated to the Fixed Dollar Cost Averaging Account.
•
The amount transferred each month must be at least $25.
•
Does not guarantee a profit or prevent a loss.
•
Not available at the same time as the Asset Rebalancing program.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

Asset Rebalancing	Automatically reallocates your Policy Value among the Variable Investment Options in accordance with the proportions you originally selected.	Optional.	• Requires a minimum Policy Value of $1,000. • Does not guarantee a profit or prevent a loss. • Not available at the same time as the Fixed Dollar Cost Averaging Account program.
No‑Lapse Feature	Guarantees that your Policy will remain in force, regardless of investment performance for a specified period as long as certain provisions of the no‑lapse feature are satisfied.	Standard
•
The no lapse period is determined at issue.
•
Policy distributions will affect the no‑lapse guarantee and outstanding loans will nullify the no‑lapse guarantee in certain instances.
•
If the no‑lapse feature terminates, you have the option to reinstate it.

Traditional Loan Option	Allows you to access a portion of your Policy Value without incurring the Surrender Charges and federal income tax consequences associated with a withdrawal.	Optional.
•
You may borrow up to 99% of your Cash Surrender Value.
•
The minimum amount you may borrow is $250.
•
Cannot be active at the same time as an Indexed Loan.
•
A 12 month Lockout Period will begin anytime a Policy loan is taken while any Policy Value is in the Indexed Fixed Accounts.

Indexed Loan Option	Allows you to access a portion of your Policy Value without incurring the Surrender Charges and federal income tax consequences associated with a withdrawal.	Optional.
•
You may borrow up to 99% of your Cash Surrender Value.
•
The minimum amount you may borrow is $250.
•
Cannot be active at the same time as a Traditional Loan.
•
A 12 month Lockout Period will begin anytime a Policy loan is taken while any Policy Value is in the Indexed Fixed Accounts.

Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX A
Portfolio Companies Available Under the Policy
The following is a list of Portfolios available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.pennmutual.com/for-individuals-and-businesses/products-and-performance/performance-and-rates. You can also request this information at no cost by calling 1‑800‑523‑0650 or by sending an email request to FundOperations@pennmutual.com.
The current expenses and investment performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and investment performance would be lower if these other charges were included. Each Portfolio’s past investment performance is not necessarily an indication of future investment performance.

PORTFOLIO TYPE	PORTFOLIO AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR

Vanguard Variable Insurance Fund

Domestic Large Blend	Equity Index Portfolio	0.14%	17.70%	14.27%	14.66%
	The Vanguard Group, Inc. (Adviser)

Domestic Large Blend	Total Stock Market Index Portfolio	0.13%	16.93%	12.98%	14.10%
	The Vanguard Group, Inc. (Adviser)

Intermediate- Term Bond	Global Bond Index Portfolio	0.13%	5.69%	-0.41%	1.59%[1]
	The Vanguard Group, Inc. (Adviser)

Domestic Mid Blend	Mid‑Cap Index Portfolio	0.17%	11.54%	8.46%	10.77%
	The Vanguard Group, Inc. (Adviser)

Moderate Allocation	Moderate Allocation Portfolio	0.12%	16.19%	6.51%	8.14%
	The Vanguard Group, Inc. (Adviser)

Intermediate- Term Bond	Total Bond Market Index Portfolio	0.14%	6.94%	-0.51%	1.90%
	The Vanguard Group, Inc. (Adviser)

International Large Blend	Total International Stock Market Index Portfolio	0.09%	32.04%	7.88%	7.20%[1]
	The Vanguard Group, Inc. (Adviser)

Conservative Allocation	Conservative Allocation Portfolio	0.12%	12.73%	4.22%	6.14%
	The Vanguard Group, Inc. (Adviser)

[1]	Since inception (9/7/2017).

PORTFOLIO TYPE	PORTFOLIO AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR

Moderate Allocation	Balanced Portfolio	0.20%	16.46%	9.29%	10.03%
	Wellington Management Company LLP (Adviser)

Domestic Large Growth	PRIMECAP Portfolio[2]	0.34%	28.98%	13.97%	14.96%
	PRIMECAP Management Company (Adviser)

Domestic Large Value	Diversified Value Portfolio	0.28%	16.83%	13.24%	11.76%
	Hotchkis and Wiley Capital Management LLC (Adviser), Aristotle Capital Management, LLC (Adviser) and Harris Associates L.P. (Adviser)

Domestic Large Value	Equity Income Portfolio	0.29%	16.80%	12.59%	11.52%
	Wellington Management Company LLP (Adviser) and The Vanguard Group, Inc. (Adviser)

Domestic Large Growth	Growth Portfolio	0.36%	16.89%	11.36%	15.58%
	Wellington Management Company LLP (Adviser)

High Yield Bond	High Yield Bond Portfolio	0.24%	9.18%	4.05%	5.62%
	Wellington Management Company LLP (Adviser) and The Vanguard Group, Inc. (Adviser)

International Large Growth	International Portfolio	0.32%	19.97%	0.62%	10.48%
	Baillie Gifford Overseas Ltd. (Adviser) Schroder Investment Management North America Inc. (Adviser)

Real Estate	Real Estate Index Portfolio	0.26%	3.11%	4.51%	5.08%
	The Vanguard Group, Inc. (Adviser)

Domestic Small Growth	Small Company Growth Portfolio	0.29%	6.11%	3.81%	9.61%
	ArrowMark Colorado Holdings, LLC (Adviser) The Vanguard Group, Inc. (Adviser)

[2]	Effective on or about May 12, 2026, the Vanguard Variable Insurance Funds — Capital Growth Portfolio was renamed the Vanguard Variable Insurance Funds — PRIMECAP Portfolio.

Prospectuses Available [Text Block]
The following is a list of Portfolios available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.pennmutual.com/for-individuals-and-businesses/products-and-performance/performance-and-rates. You can also request this information at no cost by calling 1‑800‑523‑0650 or by sending an email request to FundOperations@pennmutual.com.

Portfolio Companies [Table Text Block]
The current expenses and investment performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and investment performance would be lower if these other charges were included. Each Portfolio’s past investment performance is not necessarily an indication of future investment performance.

PORTFOLIO TYPE	PORTFOLIO AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR

Vanguard Variable Insurance Fund

Domestic Large Blend	Equity Index Portfolio	0.14%	17.70%	14.27%	14.66%
	The Vanguard Group, Inc. (Adviser)

Domestic Large Blend	Total Stock Market Index Portfolio	0.13%	16.93%	12.98%	14.10%
	The Vanguard Group, Inc. (Adviser)

Intermediate- Term Bond	Global Bond Index Portfolio	0.13%	5.69%	-0.41%	1.59%[1]
	The Vanguard Group, Inc. (Adviser)

Domestic Mid Blend	Mid‑Cap Index Portfolio	0.17%	11.54%	8.46%	10.77%
	The Vanguard Group, Inc. (Adviser)

Moderate Allocation	Moderate Allocation Portfolio	0.12%	16.19%	6.51%	8.14%
	The Vanguard Group, Inc. (Adviser)

Intermediate- Term Bond	Total Bond Market Index Portfolio	0.14%	6.94%	-0.51%	1.90%
	The Vanguard Group, Inc. (Adviser)

International Large Blend	Total International Stock Market Index Portfolio	0.09%	32.04%	7.88%	7.20%[1]
	The Vanguard Group, Inc. (Adviser)

Conservative Allocation	Conservative Allocation Portfolio	0.12%	12.73%	4.22%	6.14%
	The Vanguard Group, Inc. (Adviser)

[1]	Since inception (9/7/2017).

PORTFOLIO TYPE	PORTFOLIO AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR

Moderate Allocation	Balanced Portfolio	0.20%	16.46%	9.29%	10.03%
	Wellington Management Company LLP (Adviser)

Domestic Large Growth	PRIMECAP Portfolio[2]	0.34%	28.98%	13.97%	14.96%
	PRIMECAP Management Company (Adviser)

Domestic Large Value	Diversified Value Portfolio	0.28%	16.83%	13.24%	11.76%
	Hotchkis and Wiley Capital Management LLC (Adviser), Aristotle Capital Management, LLC (Adviser) and Harris Associates L.P. (Adviser)

Domestic Large Value	Equity Income Portfolio	0.29%	16.80%	12.59%	11.52%
	Wellington Management Company LLP (Adviser) and The Vanguard Group, Inc. (Adviser)

Domestic Large Growth	Growth Portfolio	0.36%	16.89%	11.36%	15.58%
	Wellington Management Company LLP (Adviser)

High Yield Bond	High Yield Bond Portfolio	0.24%	9.18%	4.05%	5.62%
	Wellington Management Company LLP (Adviser) and The Vanguard Group, Inc. (Adviser)

International Large Growth	International Portfolio	0.32%	19.97%	0.62%	10.48%
	Baillie Gifford Overseas Ltd. (Adviser) Schroder Investment Management North America Inc. (Adviser)

Real Estate	Real Estate Index Portfolio	0.26%	3.11%	4.51%	5.08%
	The Vanguard Group, Inc. (Adviser)

Domestic Small Growth	Small Company Growth Portfolio	0.29%	6.11%	3.81%	9.61%
	ArrowMark Colorado Holdings, LLC (Adviser) The Vanguard Group, Inc. (Adviser)

[2]	Effective on or about May 12, 2026, the Vanguard Variable Insurance Funds — Capital Growth Portfolio was renamed the Vanguard Variable Insurance Funds — PRIMECAP Portfolio.

Potentially Harmful Transfer Activity [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Potentially Harmful Transfer Activity
This Policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other Policy owners. We have limitations and restrictions on transfer activity, but we cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Policy owners. Potentially harmful transfer activity could result in reduced investment performance results for one or more Variable Investment Options, due to among other things:
•	portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;
•	increased administrative and Portfolio brokerage expenses; and/or
•	dilution of the interests of long-term investors.
A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer.

Liquidity Risk Limitations on Access to Policy Value [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Liquidity Risk; Limitations on Access to Policy Value
The Policy is generally not a liquid investment. Surrender Charges will apply during the first 10 Policy years and within 10 years of any increase in the Specified Amount. The Policy is designed for long-term life insurance coverage. It is not suitable as a short-term investment vehicle. There are limitations on your ability to access your Policy Value through surrenders and partial withdrawals, including Surrender Charges, partial withdrawal fees, possible tax consequences, adverse impacts on Policy benefits, increased risk of Policy lapse, and administrative requirements. You generally cannot access your entire Policy Value, only your Net Cash Surrender Value.
A withdrawal will reduce your Policy’s Cash Surrender Value by the amount withdrawn, and could reduce your death benefit. If the Policy’s Net Cash Surrender Value is reduced to a point where it cannot meet the Monthly Deductions, then your Policy may lapse and terminate. A withdrawal may also reduce your Policy’s Specified Amount and may have adverse tax consequences.
Partial withdrawals and loans from an Indexed Fixed Account prior to the end of its term will receive a proportional amount of index credits for the time the amount is in the account before it is withdrawn. An index credit will not be paid if the Policy is surrendered before the end of a segment.
Accessing Policy Value through Policy loans also has costs, increases the risk of Policy lapse, may have adverse tax consequences, and may negatively impact your Cash Surrender Value and other Policy benefits.

Investment Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Investment Risk
The value of your Policy, which may be invested in Variable Investment Options, will vary with the investment performance of the options you select. There is a risk that the investment performance of the Variable Investment Options may be unfavorable or may not perform up to your expectations, which may decrease the amount of your Net Cash Surrender Value. If the Variable Investment Options you select for your Policy perform poorly you could lose money, including some or all of the premiums paid. Each Variable Investment Option invests in an underlying Portfolio, and a comprehensive discussion of the investment risks of each of the Portfolios may be found in the prospectus for each of the Portfolios.
Each Portfolio has its own investment objective and investment strategy. The investment performance of each will vary, and some Portfolios are riskier than others. We do not guarantee the investment performance of the Variable Investment Options or Portfolios. You bear the entire investment risk for all amounts allocated to the Variable Investment Options. Your premium and Policy Value allocation choices should be consistent with your personal investment objective and your risk tolerance. Before allocating money to a Variable Investment Option, please read the prospectus for the Portfolio carefully.
The value of your Policy may also be invested in Fixed Account Options. Premiums and Policy Value allocated to the Traditional Fixed Account may be kept there for an extended period of time due to restrictions on transfers out of the Traditional Fixed Account. There is a risk that other Investment Options will perform more favorably than the Traditional Fixed Account while your Policy Value remains there.
Amounts you allocate to an Indexed Fixed Account will not earn less than a minimum interest rate. The guaranteed minimum interest rate on all non‑loaned Indexed Fixed Account segments is 0.00%. Even with the guaranteed minimum interest rate, the Policy Value in the Indexed Fixed Account may decrease due to the Asset Charge, and you could lose money. In addition, you may only transfer amounts from the Indexed Fixed Account at the end of its term. An index credit will not be paid on the Indexed Fixed Accounts if the Policy is surrendered before the end of a segment.
In addition, a variable life insurance policy is designed to provide a life insurance benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle.

Risk of an Increase in Fees and Expenses [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Risk of an Increase in Fees and Expenses
Certain ongoing fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, as determined in the Company’s sole discretion. (See “Table of Fees and Expenses” above for more information.) Without limiting the foregoing, the Company may increase current charges due to the Company’s experience with respect to mortality, expenses, reinsurance costs, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws, or for any other reason. If fees and expenses are increased, you may need to increase the amount and/or frequency of premium payments to keep the Policy in force. The Company could also add new charges for federal, state and local taxes (see “Are There Other Charges That PIA Could Deduct In The Future?”).
In addition, the operating expenses of the Portfolios are not guaranteed and may increase (or decrease). Although some Portfolios may have expense limitation agreements, those agreements are temporary.

Taxes and Tax Risks [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Taxes and Tax Risks
The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. Death benefits paid under life insurance policies are generally not subject to federal income tax, but may be subject to federal and state estate taxes. The section of this Prospectus entitled “How Is the Policy Treated Under Federal Income Tax Law?” describes a number of tax issues that may arise in connection with the Policy. These risks include, but are not limited to: (1) that the Policy may not qualify as life insurance for tax purposes; (2) that you could be treated as the owner of your Policy’s pro rata portion of the assets of the Variable Investment Options; (3) the possibility that the Policy may be treated as a modified endowment contract for federal income tax purposes, with special rules that apply to Policy distributions, including loans; (4) the possibility of adverse tax consequences if the Policy remains in force beyond the policy anniversary nearest the insured’s 121st birthday; and (5) the possibility that the Internal Revenue Service (“IRS”) may treat a loan as a taxable distribution if the net interest rate spread (the difference between the interest rate charged on the loan and the interest rate credited to the Policy loan account) is zero or very low. In addition, the present federal income tax laws that apply to your Policy may change, or the IRS may change current interpretations thereof (and any such change could have retroactive effect).
The information in this Prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the IRS. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other tax advisers for more complete information.

Risk of Lapse [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Risk of Lapse
Your Policy can lapse even if you pay all of the planned premiums on time. When a Policy lapses, it has no value, and no benefits are paid upon the death of the insured. You may also lose the principal invested.
Specifically, your Policy may terminate, or lapse, if the Net Cash Surrender Value of the Policy is not sufficient to pay Policy charges (including payment of interest on any loan that may be outstanding under the Policy) and the provisions of the no‑lapse guarantee are not satisfied. This can happen because you have not paid enough premium, because the investment performance of the Variable Investment Options you have allocated premiums or Policy Value to has been poor, because of charges we deduct, because of withdrawals you make, because of Policy loans you take, or because of a combination of these factors. We will notify you how much additional premium you will need to pay to keep the Policy in force. You will have a 61 day grace period to make that payment. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive.
A change in the Specified Amount, a change in the death benefit option, the addition, deletion, or change of any riders, and/or a change in the insured’s rate class may impact the Policy’s No‑Lapse Feature and may require the payment of additional premiums to maintain the Feature’s guarantee.

Policy Loan Risks [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Policy Loan Risks
The larger a Policy loan becomes relative to the Policy’s Cash Surrender Value, the greater the risk that the Policy’s Net Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest due, and the greater the risk of the Policy lapsing. Any loan interest payable on a Policy anniversary that you do not pay will become part of the outstanding Policy loan principal and will also accrue interest.
A loan, repaid or not, has a permanent effect on your Policy Value. The effect could be favorable if the Investment Options earn less than the interest rate credited on the Policy loan accounts, or unfavorable, if the Investment Options earn more. The longer a loan is outstanding, the greater the effect on your Net Cash Surrender Value. If it is not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the death benefit proceeds that might otherwise be paid.
A 12 month Lockout Period will begin anytime a Policy loan is taken while any Policy Value is in the Indexed Fixed Accounts. During the Lockout Period, no transfers from the Traditional Fixed Account to the Indexed Fixed Accounts will be allowed.
Unless your Policy qualifies as a modified endowment contract, Policy loans are not taxable. However, if loans taken, including unpaid loan interest, exceed the premiums paid, a Policy surrender or lapse will result in a taxable event for you. If a Policy is a modified endowment contract, a loan may result in taxable income and penalty taxes to you.

Information Systems Technology Disruption and Cyber Security Risks [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Information Systems, Technology Disruption and Cybersecurity Risks
We rely heavily on interconnected computer systems and digital data to conduct contract activity. As such, Policy activity is highly dependent upon the effective operation of our internal computer systems and those of our service providers. All systems are vulnerable to disruptions as the result of natural disasters, man‑made disasters, hacking, criminal activity, pandemics, utility outages, geopolitical or military conflict and other events beyond our control and are susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyberattacks.
Cyberattacks may interfere with Policy transaction processing, or cause the release, modification, and/or destruction of Policy owner or business information including the securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that we, the Portfolios, or our service providers will avoid losses affecting Policies that result from cyberattacks or information security breaches in the future. These risks also apply to other insurance and financial services companies and businesses.
We have established policies, standards, procedures, and practices to limit the effect of business interruptions and protect the confidentiality, integrity, availability, and privacy of Policy owner information. Safeguards are maintained to reasonably protect our systems and information against anticipated threats or hazards. Controls have been implemented to safeguard data in transit, at rest, and to restrict access to Policy owner data including, but not limited to, antivirus and anti-malware software, periodic vulnerability assessments and penetration tests, and, comprehensive business continuity planning. There can be no assurance that these policies, procedures, and controls will be effective or successful.

Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this Policy, including loss of your premiums (principal).For more detailed information, see “Summary of Principal Risks of Investing in the Policy;” “What is the Value of My Policy?”
Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	This Policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.The Policy is designed to provide a life insurance benefit or to help meet other long- term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle.Additionally, the Policy limits your ability to withdraw a portion of the Policy Value (also called cash value) through partial withdrawals or loans; you cannot access more than your Net Cash Surrender Value (the Policy Value less the Surrender Charge and less any outstanding Policy loan).For more detailed information, see “Summary of Principal Risks of Investing in the Policy.”
Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	An investment in this Policy is subject to the risk of poor investment performance of the Portfolios you choose, and the value of an investment can vary depending on the investment performance of the Portfolios.Each Investment Option (the Portfolios and the Fixed Account Options) has its own unique risks. The investment performance of the Portfolios will vary among each other, and the Portfolios may underperform similar mutual funds not available through the Variable Investment Options. Some Portfolios are riskier than others.A discussion of the risks of allocating your premiums or Policy Value to one or more Portfolios can be found in the prospectuses for the Portfolios. You should review the prospectuses for the Portfolios before making an investment decision.Premiums and Policy Value allocated to the Fixed Account Options may be kept there for an extended period of time due to restrictions on transfers out of the Fixed Account Options.Amounts you allocate to an Indexed Fixed Account will not earn less than a minimum interest rate. The guaranteed minimum interest rate on all non‑loaned Indexed Fixed Account segments is 0.00%. Even with the guaranteed minimum interest rate, the Policy Value in the Indexed Fixed Account may decrease due to the Asset Charge, and you could lose money.For more detailed information, see “Summary of Principal Risks of Investing in the Policy;” “Appendix A — Portfolio Companies Available Under the Policy;” “Appendix B — Fixed Account Options and Policy Loan Accounts.”
Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	An investment in the Policy is subject to the risks related to the Company, including:Any obligations, guarantees, and benefits of the Policy (including the Fixed Account Options) are subject to the claims-paying ability and financial strength of the Company.There are risks relating to the Company’s administration of the Policy, including, among others, cybersecurity and infectious disease outbreak risks.If the Company experiences financial distress, it may not be able to meet its obligations to you.More information about the Company, including its financial strength ratings, is available upon request from the Company at 1‑800‑523‑0650.For more detailed information, see “The Penn Insurance and Annuity Company;” “Financial Statements;” “Summary of Principal Risks of Investing in the Policy– Insurance Company Risks;” “Other Information.”
Principal Risk [Text Block]
Insurance Company Risks
Our business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack, or current or future outbreaks of infectious diseases, epidemics, or pandemics. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Policy (and to keep Policy owner information confidential).
Unlike the assets in our Separate Account, the assets in our General Account (including all of the Fixed Account Options) are subject to liabilities arising from any of our other businesses. Our ability to pay General Account guarantees, including amounts under the Fixed Account Options, the death benefit, and other insurance guarantees, is subject to our financial strength and claims paying ability.

Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	The Policy can lapse even if you pay all of the planned premiums on time.When a Policy lapses, it has no value, and no benefits are paid upon the death of the insured. You will also lose the principal invested.A Policy can lapse if the Net Cash Surrender Value is insufficient to pay the Policy charges. This can happen due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest, and Policy charges (including increases in those charges).The larger a Policy loan becomes relative to the Policy’s Cash Surrender Value, the greater the risk that the Policy’s Net Cash Surrender Value will not be sufficient to support the Policy’s charges, including any loan interest due, and the greater the risk of the Policy lapsing.A Policy lapse may have tax consequences.If the Policy lapses, there are costs and premium requirements associated with reinstatement of the Policy.The no‑lapse feature can prevent the Policy from lapsing if certain provisions are satisfied.For more detailed information, see “Summary of Principal Risks of Investing in the Policy;” “What Payments Must I Make Under the Policy? — Lapse and Reinstatement.”
Total Bond Market Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Total Bond Market Index Portfolio
Portfolio Company Objective [Text Block]	Intermediate- Term Bond
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	1.90%
Total Stock Market Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Total Stock Market Index Portfolio
Portfolio Company Objective [Text Block]	Domestic Large Blend
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	14.10%
Diversified Value Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Diversified Value Portfolio
Portfolio Company Objective [Text Block]	Domestic Large Value
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management LLCAristotle Capital Management, LLCand Harris Associates L.P.
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	13.24%
Average Annual Total Returns, 10 Years [Percent]	11.76%
PRIMECAP Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PRIMECAP Portfolio	[4]
Portfolio Company Objective [Text Block]	Domestic Large Growth
Portfolio Company Adviser [Text Block]	PRIMECAPManagement Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	28.98%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	14.96%
International Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	International Portfolio
Portfolio Company Objective [Text Block]	International Large Growth
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd.Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	10.48%
Global Bond Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Global Bond Index Portfolio
Portfolio Company Objective [Text Block]	Intermediate- Term Bond
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	0.41%
Average Annual Total Returns, 10 Years [Percent]	1.59%	[5]
Equity Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Equity Index Portfolio
Portfolio Company Objective [Text Block]	Domestic Large Blend
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	14.27%
Average Annual Total Returns, 10 Years [Percent]	14.66%
Moderate Allocation Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Moderate Allocation Portfolio
Portfolio Company Objective [Text Block]	Moderate Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.14%
High Yield Bond Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	High Yield Bond Portfolio
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Adviser [Text Block]	Wellington Management Company LLPand The Vanguard Group, Inc.
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Conservative Allocation Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Conservative Allocation Portfolio
Portfolio Company Objective [Text Block]	Conservative Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Mid Cap Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Mid‑Cap Index Portfolio
Portfolio Company Objective [Text Block]	Domestic Mid Blend
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Growth Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Growth Portfolio
Portfolio Company Objective [Text Block]	Domestic Large Growth
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	16.89%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	15.58%
Real Estate Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Real Estate Index Portfolio
Portfolio Company Objective [Text Block]	Real Estate
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Total International Stock Market Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Total International Stock Market Index Portfolio
Portfolio Company Objective [Text Block]	International Large Blend
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	32.04%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	7.20%	[5]
Balanced Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Balanced Portfolio
Portfolio Company Objective [Text Block]	Moderate Allocation
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	16.46%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	10.03%
Small Company Growth Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Small Company Growth Portfolio
Portfolio Company Objective [Text Block]	Domestic Small Growth
Portfolio Company Adviser [Text Block]	ArrowMark Colorado Holdings, LLCThe Vanguard Group, Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	3.81%
Average Annual Total Returns, 10 Years [Percent]	9.61%
Equity Income Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Equity Income Portfolio
Portfolio Company Objective [Text Block]	Domestic Large Value
Portfolio Company Adviser [Text Block]	Wellington Management Company LLPand The Vanguard Group, Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Base Contract Charges Cost of Insurance Charges [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Description [Text Block]	Cost of Insurance Charges
Insurance Cost, Footnotes [Text Block]	The Cost of Insurance Charges under the Policy vary depending on the individual circumstances of the insured, such as sex, age, and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the Policy year in which the charge is deducted. The table shows the lowest and the highest Cost of Insurance Charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year Cost of Insurance Charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your guaranteed maximum Cost of Insurance Charges. More detailed information concerning your Cost of Insurance Charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insured’s age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy. For additional information on Cost of Insurance Charges, see “What Are the Fees and Charges Under the Policy? — Monthly Deductions — Cost of Insurance Charge” in this Prospectus.

Optional Benefit Charges Traditional Loans Net Interest Charge [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	End of each Policy year	[6]
Other Annual Expense, Footnotes [Text Block]
8
You may borrow up to 99% of your Cash Surrender Value. The minimum amount you may borrow is $250. An amount equivalent to the loan is withdrawn from the Variable Investment Options and certain accounts in the Fixed Account Options on a pro‑rata basis and is transferred to a Policy loan account, as collateral for the loan. See “Policy Loans” in this Prospectus and “Appendix B” for additional information about Policy loans.

9	Net Interest Charge for a loan means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the Policy loan accounts.

Optional Benefit Charges Traditional Loans Net Interest Charge [Member] | Policy With One To Ten Years [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%	[6]
Optional Benefit Charges Traditional Loans Net Interest Charge [Member] | Policy With Eleven Plus Years [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%	[6]
Accelerated Death Benefit Rider [Member]
Item 2. Key Information [Line Items]
Other Surrender Fees, Description [Text Block]	Current and Maximum Charge
Other Surrender Fees, When Deducted [Text Block]	When benefit is exercised.
Name of Benefit [Text Block]	Accelerated Death Benefit Rider
Purpose of Benefit [Text Block]	Provides the insured access to a portion of death benefit while the insured is living.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Amount of death benefit proceeds the insured can access must be at least $10,000, but no more than the lesser of 50% of the total death benefit amount or $250,000. Such limits may vary depending upon the state.•Insured must be diagnosed by a licensed physician of the United States as being terminally ill with a life expectancy of 12 months or less. The physician may not be the owner, insured, beneficiary, or relative of the insured.•Electing this Rider will reduce the death benefit that is payable under the base Policy upon the death of the insured.
Name of Benefit [Text Block]	Accelerated Death Benefit Rider
Operation of Benefit [Text Block]
Accelerated Death Benefit Rider
The Accelerated Death Benefit Rider provides the insured access to a portion of death benefit while the insured is living. The following provisions apply:
•	The amount of death benefit proceeds you can access must be at least $10,000, but no more than the lesser of 50% of the total death benefit amount or $250,000.
•
The insured must be diagnosed by a licensed physician of the United States as being terminally ill with a life expectancy of 12 months or less. The physician may not be the owner, insured, beneficiary, or relative of the insured.

•	PIA reserves the right, at its own expense, to seek additional medical opinions in order to determine benefit eligibility.
The accelerated amount under this Rider is a percentage of the Eligible Specified Amount that you request and will reduce the death benefit that is payable under the base Policy upon the death of the insured on a dollar‑for‑dollar basis.
The Accelerated Death Benefit Rider is automatically added to all base Policies with a face amount greater than $50,000. The cost of this benefit is incurred only at the time of exercise and is equal to 12 months’ worth of Policy charges on the accelerated amount, plus an interest charge. The interest charge equals 12 months’ worth of interest charges on the accelerated amount based on a rate that is the greater of (a) the current 90‑day Treasury bill rate, or (b) the current maximum statutory adjustable policy loan rate.
The accelerated benefit payment is the accelerated amount less the charges detailed above.
Example: Assume a 45‑year‑old male non‑smoker purchases a Policy with a $500,000 base coverage (Specified Amount). If at age 75 the insured is diagnosed with a terminal illness (by the definition in the Rider), then the insured can access up to $250,000 of the death benefit. If the insured requests an accelerated amount of $250,000, the remaining death benefit will be $250,000.
You should consult a tax adviser regarding receipt of this benefit.

Accidental Death Benefit Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	AccidentalDeath Benefit Rider:
Optional Benefit Charge, When Deducted [Text Block]	Monthly	[7]
Optional Benefit Expense, Maximum [Dollars]	$ 0.1108	[7]
Optional Benefit Expense, Current [Dollars]	$ 0.0533	[7]
Name of Benefit [Text Block]	Accidental Death Benefit Rider
Purpose of Benefit [Text Block]	Provides an additional death benefit if the insured’s death results from an accidental cause, as defined in the Rider.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Not available for all Policies.•We will pay the additional death benefit only if the insured dies within 180 days following the accidental bodily injury.•No benefit is payable unless the accidental bodily injury was sustained after the Policy anniversary nearest to the insured’s first birthday and prior to the Policy anniversary nearest to the insured’s 70th birthday.•Certain exclusions apply, including death resulting directly or indirectly from risky activities (such as bungee jumping and skydiving), disease, infection, intoxication, illegal drugs, crimes, illegal occupation, suicide, etc.
Name of Benefit [Text Block]	Accidental Death Benefit Rider
Operation of Benefit [Text Block]
Accidental Death Benefit Rider
This Rider provides an additional death benefit if the insured’s death results from accidental causes as defined in the Rider. This Rider is not available for all Policies. The cost of insurance rates for this Rider are based on the age, sex, and rating of the insured.
The Accidental Death Benefit will be payable upon our receipt of due proof that:
(a)	the insured has died due to an accidental bodily injury that occurred while this Rider was in force;
(b)	the accidental death occurred within 180 days following the date of the accidental bodily injury;
(c)	the accidental bodily injury was sustained prior to the anniversary of this Policy which is nearest to the insured’s 70th birthday; and
(d)	if this Rider was issued prior to the insured’s first birthday, the accidental bodily injury was sustained on or after the anniversary of this Policy which is nearest to the insured’s first birthday.
Accidental bodily injury means an injury sustained by the insured which is a direct result of an accident, independent of disease or bodily or mental illness or infirmity or any other cause, and which occurs while the Rider is in force.
The Accidental Death Benefit will not be payable if the death of the insured is the result, directly or indirectly, of certain types of excluded accidents, including:
•	disease or infirmity of mind or body, or medical or surgical treatment for such disease or infirmity;
•	an infection not occurring as a direct result or consequence of the accidental bodily injury;
•	the voluntary intake or use by any means of any drug, unless prescribed or administered by a physician and taken in accordance with the physician’s instructions;
•	intoxication as defined by the jurisdiction where the accident occurred;
•	certain risky recreational activities, including bungee jumping, rock or mountain climbing, hang gliding, and skydiving;
•	suicide, or intentionally self-inflicted injury, of the insured, while sane or insane;
•	the commission or attempted commission by the insured of a felony or other participation in an illegal occupation or activity;
•	travel or flight in or descent from an aircraft of any kind while the insured is a pilot, officer, or member of the crew of the aircraft;
•	war or act of war, or other special hazards incident to service in the military, naval or air forces of any country.
Example: Assume a 45‑year‑old male non‑smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and purchases an additional $200,000 Accidental Death Benefit coverage. If the insured dies due to an accidental death, the total death benefit would be $700,000. If the insured dies due to natural causes, then the death benefit would be $500,000.

Fixed Dollar Cost Averaging Account [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Fixed Dollar Cost Averaging Account
Purpose of Benefit [Text Block]
Allows you to allocate all or a portion of a premium payment to the Fixed Dollar Cost Averaging Account.
Premiums allocated to the account will be automatically re‑allocated each month to one or more of the Variable Investment Options and/or to one or more of the Indexed Fixed Accounts you select.

Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Requires that at least $600 be allocated to the Fixed Dollar Cost Averaging Account.•The amount transferred each month must be at least $25.•Does not guarantee a profit or prevent a loss.•Not available at the same time as the Asset Rebalancing program.
Name of Benefit [Text Block]	Fixed Dollar Cost Averaging Account
Operation of Benefit [Text Block]
Fixed Dollar Cost Averaging Account
This program allows you to allocate all or a portion of a premium payment to the Fixed Dollar Cost Averaging Account. Premiums allocated to the Fixed Dollar Cost Averaging Account will be automatically re‑allocated each month to one or more of the Variable Investment Options and/or to one or more of the Indexed Fixed Accounts. The minimum amount that can be allocated to the Fixed Dollar Cost Averaging Account is $600 and the amount transferred each month must be at least $25. Amounts may be allocated to the account at any time. The amount you allocate to the Fixed Dollar Cost Averaging Account will earn interest for a twelve month period at a rate we declare from time to time. We guarantee that this rate will be at least 1.0%. We can change the current interest rate we credit for new allocations at any time, in our complete discretion. In addition, you are permitted to take loans on or withdraw money from the funds available in the account. The account operates on a twelve month cycle beginning on the monthly anniversary of each month following your allocation of a premium payment to the account. Thereafter, on the monthly anniversary of each month during the twelve month cycle (or the next following business day if the monthly anniversary is not a business day), an amount is transferred from the account to the Investment Options and Indexed Fixed Accounts that you selected. The account terminates when the Policy lapses or is surrendered, on the death of the insured, at the end of the twelve month cycle or at your request. Upon termination of the account, all funds in the account are allocated to other Investment Options and Indexed Fixed Accounts based upon your instructions.
The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to Investment Options and Indexed Fixed Accounts over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners an opportunity to take advantage of investment fluctuations, but does not assure a profit or protect against loss in a declining market. The minimum amount that can be allocated to the dollar cost averaging program is $600 and the amount transferred each month must be at least $25. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time. You cannot participate in the Dollar Cost Averaging and Asset Rebalancing programs at the same time.
Example: Assume that you were to allocate $2,400 of a premium payment into the fixed dollar cost averaging program and that you selected the transfers from the fixed dollar cost averaging to be allocated as 50% to the Total Stock Market Index Portfolio and 50% to the Mid Cap Index Portfolio. Then on the next 11 monthly anniversaries, $100 would be transferred to each of the two Portfolios you selected. On the 12th monthly anniversary, the remaining balance in the Fixed Dollar Cost Averaging Account, including all interest earned, would be transferred to the two selected Portfolios in equal measure.

Additional Insured Term Insurance Rider With Disability Waiver Riders [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	If the Policy also has an Additional Insured Term Insurance Rider in addition to one of the Disability Waiver Riders
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.0083
Optional Benefit Expense, Minimum [Dollars]	$ 0.0050
Maximum Charge Two [Member]
Item 2. Key Information [Line Items]
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	0.05%
Maximum Charge Two [Member] | Base Contract Charges Cost of Insurance Charges [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Maximum [Dollars]	$ 0.2117
Insurance Cost, Minimum [Dollars]	$ 0.1799
No Lapse Feature [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	No‑Lapse Feature
Purpose of Benefit [Text Block]	Guarantees that your Policy will remain in force, regardless of investment performance for a specified period as long as certain provisions of the no‑lapse feature are satisfied.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•The no lapse period is determined at issue.•Policy distributions will affect the no‑lapse guarantee and outstanding loans will nullify the no‑lapse guarantee in certain instances.•If the no‑lapse feature terminates, you have the option to reinstate it.
Name of Benefit [Text Block]	No‑Lapse Feature
Disability Waiver of Monthly Deductions Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Disability Waiver of Monthly Deductions Rider:
Optional Benefit Charge, When Deducted [Text Block]	Monthly	[7]
Name of Benefit [Text Block]	Disability Waiver of Monthly Deductions Rider
Purpose of Benefit [Text Block]	Provides a waiver of the Monthly Deductions from the value of the Policy Value upon the total disability of the insured.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Monthly Deductions for this benefit are made until the Policy anniversary nearest the insured’s 65th birthday.•Will terminate upon the anniversary of the Policy which is nearest to the insured’s 65th birthday, provided that such termination will not affect any benefit which is payable because of a total disability of the insured prior to that anniversary.
Name of Benefit [Text Block]	Disability Waiver of Monthly Deductions Rider
Overloan Protection Benefit Rider [Member]
Item 2. Key Information [Line Items]
Other Surrender Fees, Description [Text Block]	Current and Maximum Charge
Other Surrender Fees, When Deducted [Text Block]	When benefit is exercised.
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Operation of Benefit [Text Block]
Overloan Protection Benefit Rider
This Rider allows the Policy owner to access the cash value from the Policy, while providing him or her with a reduced paid‑up policy in the event that the loan‑to‑surrender value equals or exceeds
96%. The Rider is subject to certain conditions, including that the insured’s attained age is 75 or older, the Policy has been in force for a minimum of 15 years and the non‑taxable withdrawals must equal the total premiums paid. If the conditions of the Rider are satisfied, the Policy will automatically become a reduced paid‑up life insurance policy. The Rider is subject to a one‑time charge equal to 3.50% of the Policy Value, which is imposed when the benefit is exercised.
The new death benefit will equal the greater of:
•	The Specified Amount of the paid‑up life insurance which equals the applicable percentage of the Policy Value adjusted for the one‑time charge; or
•	The applicable percentage of the greater of the Policy Value or the outstanding Policy Debt.
The applicable percentage is described in the “How Much Life Insurance Does the Policy Provide?” section of this Prospectus.
Certain changes are made to the Policy as a result of the benefit being exercised, including
•	the transfer of all values not in the Traditional Fixed Account to the Traditional Fixed Account, which will then be credited with interest;
•	if the Policy has an increasing death benefit option, it will be changed to the level death benefit option;
•	if the current loan option is the Indexed Loan option it will be changed to the Traditional Loan option;
•	all supplemental riders attached to the Policy will be terminated;
•	no additional premium payments, partial withdrawals or Policy loans will be allowed; and
•	no further changes may be made to the Policy.
This Rider can be elected at any time. The benefit provided under the Rider is subject to the provisions of the Rider.
Example: Assume a 45‑year‑old male non‑smoker purchases a Policy with a $500,000 base coverage (Specified Amount). At age 75, the Policy Value is $333,664 and the outstanding loan balance is $326,318, which is greater than 96% of the Policy Value. The trigger of overloan causes the following to occur:
(1)	A withdrawal of $150,000 (the remaining basis) is taken with a withdrawal charge of $25 assessed.
(2)	A Rider charge of $6,427 is assessed.
(3)	The Specified Amount of the Policy is reduced to $186,072.
(4)	Lapses are prevented on the Policy.

Childrens Term Insurance Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Children’s Term Insurance Rider:
Name of Benefit [Text Block]	Children’s Term Insurance Rider
Purpose of Benefit [Text Block]	Provides term insurance on one or more children of the insured.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child’s twenty-third birthday.
Name of Benefit [Text Block]	Children’s Term Insurance Rider
Operation of Benefit [Text Block]
Children’s Term Insurance Rider
This Rider provides term insurance on one or more children of the insured of the Policy in amounts described in the Policy. If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child’s twenty-third birthday and we will waive the cost of insurance for the term insurance. On the anniversary of the Policy nearest the child’s twenty-third birthday, the Rider may be converted without evidence of insurability to a new life insurance policy.
Under the Rider, we will deduct a Cost of Insurance Charge. The Cost of Insurance Charge is a flat monthly charge based on the Rider Specified Amount without regard to the number of children, their ages, or sex. This Rider can be elected at any time. The benefits provided by the Rider are subject to the provisions in the Rider.
Example: Assume a 45‑year‑old male non‑smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and purchases an additional $25,000 of Children’s Term Insurance coverage on each of two of his children. If one of the children dies, the Rider would pay the Policy owner a $25,000 benefit; the Policy would continue in force.

Supplemental Exchange Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Supplemental Exchange Rider
Purpose of Benefit [Text Block]	Provides within one year following termination of a business relationship between the owner of the Policy and the insured, the Policy may be exchanged for a new Policy on the life of a new insured.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•The new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged.•The new insured must submit satisfactory evidence of insurability.•The Policy to be exchanged must be in force and not in a grace period.•The owner must make premium payments under the new Policy to keep it in force at least two months.•Owner must surrender all rights in the Policy to be exchanged.
Name of Benefit [Text Block]	Supplemental Exchange Rider
Operation of Benefit [Text Block]
Supplemental Exchange Rider
The Rider provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Rider, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange, the owner must make premium payments under the new Policy to keep it in force at least two months, and the owner must surrender all rights in the Policy to be exchanged. This Rider is automatically added to corporate- owned Policies.
Example: If a corporation purchased a Policy on a 45‑year‑old male non‑smoker who is an employee of the corporation and the individual ceases to be employed with the corporation, the corporation may exchange the Policy for a Policy with the same Net Policy Value and Specified Amount on a 50‑year‑old female non‑smoker employed by the corporation.

Disability Waiver Of Monthly Deductions Benefit [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Disability Waiver of Monthly Deductions Benefit
Optional Benefit Expense, Maximum [Dollars]	$ 0.3192	[7]
Optional Benefit Expense, Minimum [Dollars]	$ 0.0092	[7]
Operation of Benefit [Text Block]
Disability Waiver of Monthly Deductions Rider
This Rider provides a waiver of the Monthly Deductions from the value of the Policy Value upon the total disability of the insured. Total disability of the Insured means an incapacity of the Insured which:
(a)	results from bodily injury or disease; and
(b)	(1) during the first 24 months of Total Disability, the insured is unable to
perform	the substantial and material duties of their job, due to sickness or accidental
bodily	injury; and

(2) after the first 24 months of Total Disability, the insured, due to sickness or accidental bodily injury, is unable to perform any of the substantial and material duties of any job for which they become reasonably suited by education, training or experience.

The total and irrecoverable loss by the Insured of any of the following will be considered to be Total Disability even though the Insured may be able to work at an occupation:
(a)	the sight of both eyes;
(b)	the use of both hands or of both feet;
(c)	the use of one hand and one foot;
(d)	speech; or
(e)	hearing of both ears.
Monthly Deductions will not be waived if the total disability of the Insured results from:
(a)	any attempt at suicide, or intentionally self-inflicted injury, while sane or insane;
(b)	war or an act of war, while the Insured is in the military, naval or air force of any country, group of countries or international organization;
(c)	active participation in a riot, insurrection or terrorist activity;
(d)	committing or attempting to commit a felony;
(e)	voluntary intake or use by any means of any drug, unless prescribed or administered by a physician and taken in accordance with the physician’s instructions;
(f)	voluntary intake or use by any means of poison, gas or fumes, unless a direct result of an occupational accident;
(g)	intoxication as defined by the jurisdiction where the disability occurred; or
(h)	participation in an illegal occupation or activity.
The Cost of Insurance Charges for this benefit are based upon the insurance provided under the Policy and the value of the Policy. The rates are based on the attained age, sex, and rate class of the insured. The rates will not exceed those set forth in the Additional Policy Specifications Page in the Policy. Monthly Deductions for this benefit are made until the Policy anniversary nearest the insured’s sixty-fifth birthday.
This Rider can be elected at any time, as long as the insured meets underwriting requirements. This Rider will terminate upon the anniversary of the Policy, which is nearest to the insured’s sixty-fifth birthday, provided that such termination will not affect any benefit which is payable because of a total disability of the insured which began prior to that anniversary. The benefits provided under this Rider are subject to the provisions of the Rider.
Example: Assume a 45‑year‑old male non‑smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and purchases the Disability Waiver of Monthly Deductions Rider. If the insured becomes totally disabled at age 55, the Policy Monthly Deductions will be waived as long as the disability continues.

Asset Rebalancing [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Asset Rebalancing
Purpose of Benefit [Text Block]	Automatically reallocates your Policy Value among the Variable Investment Options in accordance with the proportions you originally selected.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Requires a minimum Policy Value of $1,000.•Does not guarantee a profit or prevent a loss.•Not available at the same time as the Fixed Dollar Cost Averaging Account program.
Name of Benefit [Text Block]	Asset Rebalancing
Operation of Benefit [Text Block]
Asset Rebalancing
This program automatically reallocates your Policy Value among the Variable Investment Options in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the asset rebalancing program will periodically transfer your Policy Value among the Variable Investment Options to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a Variable Investment Option with relatively higher investment performance to one with relatively lower investment performance. The minimum Policy Value to start the program is $1,000. If you also have the dollar cost averaging program in effect, the portion of your Policy Value in the dollar cost averaging account will not be included in the rebalancing program. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time. All of the Fixed Account Options are ineligible for the asset rebalancing program. You cannot participate in the Dollar Cost Averaging and Asset Rebalancing programs at the same time.
Example: Assume that you were to request the asset rebalancing program with a 50% allocation in the Total Stock Market Index Portfolio and 50% in the Mid Cap Index Portfolio. Also assume that at the next quarterly rebalancing date, the amounts in the Variable Account Options were $6,000 in the Mid Cap Index Portfolio and $4,000 in the Total Stock Market Index Portfolio representing a 60%/ 40% split. At that time, $1,000 of units in the Mid Cap Index Portfolio would be sold and $1,000 of Total Stock Market Index Portfolio units would be purchased to rebalance your portfolio to achieve 50%/50% allocation you selected.

Overloan Protection Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Overloan Protection Rider
Purpose of Benefit [Text Block]
Allows the Policy owner to access the cash value from the Policy, while providing the holder with a reduced paid‑up policy in the event that the loan‑to‑surrender value equals or exceeds 96%.
Subject to a one‑time charge of 3.50% of the Policy Value, which is imposed when the Rider is exercised.•Certain changes are made to the Policy as a result of the benefit being exercised.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Insured’s attained age must be 75 or older.•Policy must be in force for a minimum of 15 years.•Non‑taxable withdrawals must equal the total premiums paid.•
Name of Benefit [Text Block]	Overloan Protection Rider
Option 2 [Member]
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Option 2. The death benefit is the greater of (a) the Specified Amount of insurance plus your Policy Value on the date of death, or (b) the “applicable percentage” of the Policy Value on the date of the insured’s death.
Optional Benefit Charges Indexed Loans Net Interest Charge [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	End of each Policy year	[6]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.00%	[6]
Other Annual Expense, Footnotes [Text Block]
8
You may borrow up to 99% of your Cash Surrender Value. The minimum amount you may borrow is $250. An amount equivalent to the loan is withdrawn from the Variable Investment Options and certain accounts in the Fixed Account Options on a pro‑rata basis and is transferred to a Policy loan account, as collateral for the loan. See “Policy Loans” in this Prospectus and “Appendix B” for additional information about Policy loans.

9	Net Interest Charge for a loan means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the Policy loan accounts.

Aka Disability Waiver Of Stipulated Premium [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Footnotes [Text Block]	The Disability Completion Benefit Rider (AKA Disability Waiver of Stipulated Premium) consists of two benefits, the Disability Waiver of Monthly Deductions plus the Disability Waiver of Stipulated Premium Benefit, and is therefore subject to two separate charges for the two benefits.
Current Charge Two [Member]
Item 2. Key Information [Line Items]
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly for the first 120 months following the Policy date
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.0125%
Current Charge Two [Member] | Base Contract Charges Cost of Insurance Charges [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Maximum [Dollars]	$ 1.21
Insurance Cost, Minimum [Dollars]	$ 0.15
Cash Value Enhancement Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Cash Value Enhancement Rider	[8]
Optional Benefit Expense, Footnotes [Text Block]	This Rider is not available to all persons. See “What Are the Supplemental Riders and Benefits That Are Available? — Early Surrender Value Rider” or “What Are the Supplemental Riders and Benefits That Are Available? — Cash Value Enhancement Rider” in this Prospectus for additional information.
Name of Benefit [Text Block]	Cash Value Enhancement Rider
Purpose of Benefit [Text Block]	Provides higher early- duration Cash Surrender Values for certain limited corporate market applications.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Not available for sale in individual markets.•The Policy must be sponsored by or owned by a business, corporation, or a corporate trust.•The corporation must be at least a partial beneficiary.•A minimum of one life can be covered.•The termination credit will not be applied if the Policy to which this Rider is attached is exchanged for another policy or has its ownership changed to a life insurance company.•Not available with the Early Surrender Value Rider.
Name of Benefit [Text Block]	Cash Value Enhancement Rider
Operation of Benefit [Text Block]
Cash Value Enhancement Rider
This Rider will provide higher early-duration Cash Surrender Values for certain limited corporate market applications and will not be available for sale in the individual markets. The higher Cash Surrender Values will be accomplished through a “termination credit” during the first 10 Policy years while the Rider is in force.
There are several limits to the use of this Rider. The Policy must be sponsored by or owned by a business, a corporation, or a corporate trust. The corporation must be at least a partial beneficiary. If the Policy is in support of a corporate-sponsored non‑qualified deferred compensation plan, a corporate board resolution authorizing the plan or a copy of the plan document must be included with the Policy application. A minimum of one life can be covered. If the Policy to which this Rider is attached is exchanged for another policy or has its ownership changed to a life insurance company, the termination credit will not be applied.
The Monthly Deduction for this Rider is a monthly administrative Expense Charge per $1,000 of Specified Amount assessed against the initial Specified Amount of the Policy and any initial Supplemental Term Insurance during each of the first 10 Policy years. The deduction varies based on the insured’s rate class, issue age, and sex (if applicable). This Rider is not available with the Early Surrender Value Rider.
Example: Assume a 45‑year‑old purchased the Policy and elected the Cash Value Enhancement Rider. If you subsequently surrendered your Policy at the end of the third Policy year and the conditions of the Rider have been met, the Net Cash Surrender Value would be modified to include a termination credit as follows:
Additional assumptions:
•	$500,000 Specified Amount
•	$50,000 Net Cash Surrender Value (prior to the termination credit)
•	$9,000 Total accumulated Monthly Deductions through year 3
•	75% termination factor
•	$12,000 Surrender Charge
Termination credit = Surrender Charge + termination factor * total accumulated Monthly Deductions = $12,000 + 75% * $9,000 = $18,750.
Net Cash Surrender Value = Net Cash Surrender Value (prior to the termination credit) + termination credit = $50,000 + $18,750 = $68,750

Cash Value Enhancement Rider [Member] | Maximum Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 0.605
Optional Benefit Expense, Minimum [Dollars]	$ 0.20
Supplemental Term Insurance Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Supplemental Term Insurance Rider	[9],[10]
Optional Benefit Charge, When Deducted [Text Block]	When the Policy is surrendered within the first 10 Policy years or within the first 10 years following an increase in the term insurance benefit or upon a decrease in the term insurance benefit within the first five Policy years
Optional Benefit Expense, Maximum [Dollars]	$ 45.00
Optional Benefit Expense, Minimum [Dollars]	$ 1.80
Optional Benefit Expense, Footnotes [Text Block]	For purposes of determining the allocation of Net Amount at Risk between the Specified Amount of insurance in the Policy, and the term insurance benefit, the Policy Value will be allocated as follows: first to the initial Specified Amount coverage segment, then to any coverage segments resulting from increases in the Specified Amount in the order of the increases, to the initial term insurance benefit coverage segment, and then to any coverage segments resulting from increases in the term insurance benefit in the order of the increases. Any increase in the death benefit in order to maintain the required minimum margin between the death benefit and the Policy Value will be allocated to the most recent increase in the Specified Amount in the Policy.
Name of Benefit [Text Block]	Supplemental Term Insurance Rider
Purpose of Benefit [Text Block]	Adds term insurance to the death benefit provided under the Policy.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Monthly Deductions include an expense charge applied to the amount of term insurance added to the Policy by the Rider.•Monthly Deductions will include a Cost of Insurance Charge for the term insurance added by the Rider.
Name of Benefit [Text Block]	Supplemental Term Insurance Rider
Operation of Benefit [Text Block]
Supplemental Term Insurance Rider
This Rider adds term insurance to the death benefit provided under the Policy. The Rider modifies the death benefit options (as provided in the Policy) as follows.
Option 1. The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy and the amount of term insurance added by the Rider, or (b) the applicable percentage of the Policy Value on the date of the insured’s death.
Option 2. The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy, the amount of term insurance added by the Rider and the Policy Value on the date of the insured’s death, or (b) the applicable percentage of the Policy Value on the date of the insured’s death.
The “applicable percentages” are shown in the Table of Death Benefit Factors in the Policy.
Additional information on the death benefit options may be found under “How Much Life Insurance Does the Policy Provide?” in this Prospectus.
The amount of term insurance added by the Rider may, upon written application and receipt by us of satisfactory evidence of insurability, be increased by no less than $10,000.
The Monthly Deductions under the Policy include an expense charge applied to the amount of term insurance added to the Policy by the Rider. The expense charge will not exceed the maximum charges shown in the Policy.
The Monthly Deductions under the Policy will include a Cost of Insurance Charge for the term insurance added by the Rider. The cost of insurance rates for the term insurance will not exceed those shown for the Rider in the Policy Specifications Page in the Policy.
The Surrender Charges under the Policy will be modified for the term insurance added by the Rider. The Surrender Charges will be based on the initial Term Insurance Benefit in addition to the initial Specified Amount.
After the later of the insured reaching attained age 35 and the completion of the 10th Policy year, we will credit a “Supplemental Term Insurance Policy Value” (“STI PVE”) enhancement on future monthly Policy anniversaries. The amount of the enhancement (on both a current and a guaranteed basis) will be equivalent to an annual effective rate of 0.15% multiplied by (a), multiplied by (b), and divided by (c), where;
(a)	is the current value in the applicable account;
(b)	is the term insurance benefit; and
(c)	is the sum of the term insurance benefit and the Specified Amount of the Policy.
For every account except the Traditional Loan Account, the STI PVE is based on the current value in each account. For the Traditional Loan Account the STI PVE is based on the current value decreased by any Policy loan in the Traditional Loan Account. The STI PVE will be applied on a pro‑rata basis in proportion to these values.
It may be to your economic advantage to add life insurance protection to the Policy through the Rider. The total current charges that you pay for your insurance beyond the fifth Policy year will be less with term insurance added by the Rider since the current expense charges for the Rider are zero after the fifth Policy year. The current expense charges for the Policy are reduced in Policy year six and then remain level through Policy year 10. It also should be noted, however, that the total current charges in the first five Policy years under the Policy will be higher with a portion of the insurance added by the Rider than they would be if all of the insurance were provided under the base Policy. The guaranteed expense charges are higher for the Rider than for the Policy. Therefore, if the current charges for the Rider increase, it may not be to your economic advantage to add term insurance protection under the Rider.
You may add this Rider to your base Policy only at the time you purchase your Policy.
Example: Assume a 45‑year‑old male non‑smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and the Supplemental Term Insurance Benefit Rider with a term insurance benefit of $500,000. If the insured dies, the basic death benefit of the Policy will be adjusted to include both the Specified Amount and the term insurance benefit.

Disability Completion Benefit Rider AKA Disability Waiver of Stipulated Premium Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Disability Waiver of Stipulated Premium Benefit
Optional Benefit Charge, When Deducted [Text Block]	Monthly	[7]
Optional Benefit Expense, Maximum [Dollars]	$ 0.96	[7]
Optional Benefit Expense, Minimum [Dollars]	$ 0.03	[7]
Optional Benefit Expense, Footnotes [Text Block]	The Cost of Insurance Charges under the Riders vary depending on the individual circumstances of the insured, such as sex, age, and risk classification. The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted. The charges shown in the table may not be representative of the charge you would pay. The table shows the lowest and the highest Cost of Insurance Charges for an insured, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year Cost of Insurance Charges under a Rider issued to an individual who is representative of individuals we insure. The Policy Specifications Page will indicate the guaranteed maximum Cost of Insurance Charges for the Rider applicable to your Policy. More detailed information concerning your Cost of Insurance Charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insured’s age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and Riders requested. The Net Amount at Risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current Policy Value allocated to the Rider. For additional information about the Riders, see “What Are the Supplemental Riders and Benefits That Are Available?” in this Prospectus.
Name of Benefit [Text Block]	Disability Completion Benefit Rider (AKA Disability Waiver of Stipulated Premium Rider)
Purpose of Benefit [Text Block]	Provides a waiver of the Monthly Deductions from the Policy Value and payment by us of a stipulated premium upon the total disability of the insured, as stated in the Policy.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Will terminate upon the anniversary of the Policy which is nearest to the insured’s 65th birthday, provided that such termination will not affect any benefit which is payable because of a total disability of the insured prior to that anniversary.
Name of Benefit [Text Block]	Disability Completion Benefit Rider (AKA Disability Waiver of Stipulated Premium Rider)
Operation of Benefit [Text Block]
Disability Completion Benefit Rider (AKA Disability Waiver of Stipulated Premium Rider)
This Rider provides a waiver of the Monthly Deductions from the Policy Value and payment by us of a stipulated premium upon total disability of the insured. The stipulated premium is stated in the Policy.
Total disability of the Insured means an incapacity of the Insured which:
(a)	results from bodily injury or disease; and
(b)	(1) during the first 24 months of Total Disability, the insured is unable to perform the substantial and material duties of their job, due to sickness or accidental bodily injury; and

(2) after the first 24 months of Total Disability, the insured, due to sickness or accidental bodily injury, is unable to perform any of the substantial and material duties of any job for which they become reasonably suited by education, training or experience.

The total and irrecoverable loss by the Insured of any of the following will be considered to be Total Disability even though the Insured may be able to work at an occupation:
(a)	the sight of both eyes;
(b)	the use of both hands or of both feet;
(c)	the use of one hand and one foot;
(d)	speech; or
(e)	hearing of both ears.
Monthly Deductions will not be waived and Stipulated Premium will not be deposited if the total disability of the Insured results from:
(a)	any attempt at suicide, or intentionally self-inflicted injury, while sane or insane;
(b)	war or an act of war, while the Insured is in the military, naval or air force of any country, group of countries or international organization;
(c)	active participation in a riot, insurrection or terrorist activity;
(d)	committing or attempting to commit a felony;
(e)	voluntary intake or use by any means of any drug, unless prescribed or administered by a physician and taken in accordance with the physician’s instructions;
(f)	voluntary intake or use by any means of poison, gas or fumes, unless a direct result of an occupational accident;
(g)	intoxication as defined by the jurisdiction where the disability occurred; or
(h)	participation in an illegal occupation or activity.
The cost of insurance for waiver of the Monthly Deductions is based on the insurance provided by the base Policy and the value of the Policy. The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium. The cost of insurance rates are based on the issue age, sex, and rate class of the insured. The rates will not exceed the rates shown in the Policy Specifications Page in the Policy. This Rider can be elected at any time, as long as the insured meets underwriting requirements. This benefit is subject to the provisions in the Rider.
Example: Assume a 45‑year‑old male non‑smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and purchases the Disability Completion Benefit Rider. If the insured becomes totally disabled at age 55, the Monthly Deductions will be waived and we will pay the insured the stipulated premium as long as the disability continues.

Indexed Loan Option [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Indexed Loan Option
Purpose of Benefit [Text Block]	Allows you to access a portion of your Policy Value without incurring the Surrender Charges and federal income tax consequences associated with a withdrawal.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•You may borrow up to 99% of your Cash Surrender Value.•The minimum amount you may borrow is $250.•Cannot be active at the same time as a Traditional Loan.•A 12 month Lockout Period will begin anytime a Policy loan is taken while any Policy Value is in the Indexed Fixed Accounts.
Name of Benefit [Text Block]	Indexed Loan Option
Childrens Term Insurance Rider With Disability Waiver Riders [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	If the Policy also has a Children’s Term Insurance Rider in addition to one of the Disability Waiver Riders
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.0092
Optional Benefit Expense, Minimum [Dollars]	$ 0.0050
Traditional Loan Option [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Traditional Loan Option
Purpose of Benefit [Text Block]	Allows you to access a portion of your Policy Value without incurring the Surrender Charges and federal income tax consequences associated with a withdrawal.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•You may borrow up to 99% of your Cash Surrender Value.•The minimum amount you may borrow is $250.•Cannot be active at the same time as an Indexed Loan.•A 12 month Lockout Period will begin anytime a Policy loan is taken while any Policy Value is in the Indexed Fixed Accounts.
Name of Benefit [Text Block]	Traditional Loan Option
Chronic Illness Accelerated Benefit Rider [Member]
Item 2. Key Information [Line Items]
Other Surrender Fees, Description [Text Block]	Current and Maximum Charge
Other Surrender Fees, When Deducted [Text Block]	When benefit is exercised.
Name of Benefit [Text Block]	Chronic Illness Accelerated Benefit Rider
Purpose of Benefit [Text Block]	Provides access to a portion of the death benefit while the insured is living if the insured is certified with a chronic illness.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Continuous care in an eligible facility or at home must be expected to be required for the insured’s life.•Limits apply to the accelerated benefit payments.•In certain circumstances, a payment under this rider may be treated as a distribution of taxable income.Before you exercise your rights under this rider, you should consult with a tax adviser regarding the possible tax consequences.•Chronic illness is defined in the Rider (based on inability to perform specified activities of daily living, or severe cognitive impairment).•Chronic illness must be certified by a licensed health care professional (not the insured, owner, or beneficiary or a relative of any of them).•Upon each accelerated benefit payment, the death benefit will be reduced by an amount greater than the payment amount.•The death benefit will be reduced by the accelerated benefit payment plus an additional interest charge based on the accelerated benefit interest rate and the mortality table declared by the Company for individuals with Chronic Illness. Policy values will also be reduced proportionately.
Name of Benefit [Text Block]	Chronic Illness Accelerated Benefit Rider
Operation of Benefit [Text Block]
Chronic Illness Accelerated Benefit Rider
The Chronic Illness Accelerated Benefit Rider provides the owner access to a portion of the death benefit when the insured has been certified with a “Chronic Illness” by a licensed health care practitioner. The licensed health care practitioner must also certify that continuous care in an eligible facility or at home is expected to be required for the remainder of the insured’s life when the insured has a Chronic Illness. Death benefits and Policy Values will be reduced if an accelerated benefit is paid. The following provisions apply:
•
The Policy owner may request the payment of the accelerated benefit payment in a single lump sum or in a series of equal payments occurring annually, semi-annually, quarterly, or monthly. The series of benefit payments will continue as scheduled, as long as the insured is certified as having a Chronic Illness at least every 12 months, until the remaining death benefit reaches the minimum allowed by the Company or the Rider is terminated. No more than 12 accelerated benefit payments will be paid in a 12 month period. The accelerated benefit payment must first be used to repay a pro rata share of any outstanding Policy Debt.

•	PIA will limit the accelerated benefit payment such that:
•	The Policy is not disqualified as life insurance according to the Code;
•
The accelerated benefit payment is at least $4,800 if taken as a single lump sum, or the sum of scheduled payments for the 12 month period following the election date is at least $4,800 if taken as a series of payments;

•
The maximum total amount of accelerated benefit payments in a 12 month period, for all Policies or Riders under which the insured is covered with the Company, will not exceed the least of 24% of the eligible amount, $240,000, or the annual Per Diem Limitation within the meaning of sections 101(g)(3)(D) and 7702B(d) of the Code. The Per Diem Limitation further requires that the total aggregated benefits being received from all coverages do not exceed the IRS annual Per Diem amount, including benefits received from coverages not with PIA and reimbursements of costs for qualified long-term care services through insurance or otherwise. Accelerated benefit payments are determined after taking into account all other coverage and reimbursements;

•	The maximum total amount of accelerated benefit payments during the life of the insured will not exceed $5,000,000
•	The death benefit remaining after an accelerated benefit payment is not less than $50,000.
•	Chronic Illness means that the insured has been certified by a licensed health care practitioner within the last 12 months as:
•
Being unable to perform at least two activities of daily living (bathing, continence, dressing, eating, toileting, transferring) without substantial assistance from another person due to a loss of functional capacity for a period of at least 90 days (which must be consecutive, except in California); or

•
Requiring substantial supervision by another person for a period of at least 90 days (which must be consecutive, except in California) to protect the insured from threats to health and safety due to severe cognitive impairment.

•	Severe cognitive Impairment means deterioration or loss in intellectual capacity that is:
(1)	Comparable to (and includes) Alzheimer’s disease and similar forms of irreversible dementia; and
(2)	Measured by clinical evidence and standardized tests which reliably measure impairment in:
(a)	Short term or long term memory;
(b)	Orientation to people, places, or time; and
(c)	Deductive or abstract reasoning.
•
For each lump sum benefit payment, or at the beginning of each 12 month period following the election date if benefit payments are scheduled in a series, PIA must receive written certification from a licensed health care practitioner that the insured has a Chronic Illness. The licensed health care practitioner may be a licensed physician, registered professional nurse, licensed social worker, or other similar health care practitioner approved by the IRS and PIA. The licensed health care practitioner shall not be the insured, owner, beneficiary, or a relative thereof. PIA reserves the right to obtain at any time an additional opinion of the insured’s condition from a licensed health care practitioner at PIA’s expense. Should this opinion differ from that of the insured’s licensed health care practitioner, eligibility for benefits will be determined by a third licensed health care practitioner who is mutually acceptable to the owner and PIA.

The Death Benefit will be reduced by the accelerated benefit payment plus an additional interest charge based on the accelerated benefit interest rate and the mortality table declared by the Company for individuals with Chronic Illness. Policy values will also be reduced proportionately. The maximum accelerated benefit interest rate is the greater of the Moody’s Corporate Bond Yield Average and 2.00%. The mortality table varies based on individual circumstances of the insured, such as sex, issue age, attained age, age at first acceleration, and risk classification. We may use a more favorable mortality table, the use of which will be uniformly applied to all insureds in the same risk classification and will not be unfairly discriminatory against any person.
The Chronic Illness Accelerated Benefit Rider can be added to the Policy after issue subject to PIA restrictions.
For more information contact your PIA financial professional or call our office.
Example: Assume a 45‑year‑old male non‑smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and there is no outstanding Policy loan. At age 75 the insured is diagnosed as being chronically ill (by the definition in the Rider), and requests to access a $50,000 accelerated benefit payment. Further assuming an accelerated benefit payment interest rate of 3.40% and that the death benefit is currently equal to the Specified Amount, the Specified Amount will be reduced to $440,908.

Guaranteed Option to Increase Specified Amount Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Guaranteed Option to Increase Specified Amount Rider:
Optional Benefit Charge, When Deducted [Text Block]	Monthly	[7]
Optional Benefit Expense, Maximum [Dollars]	$ 0.1967	[7]
Optional Benefit Expense, Minimum [Dollars]	$ 0.0442	[7]
Name of Benefit [Text Block]	Guaranteed Option to Increase Specified Amount Rider
Purpose of Benefit [Text Block]	Provides the owner of the Policy with the option to increase the Specified Amount of insurance in the Policy without providing evidence of insurability.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•The option may be exercised under the Rider as of any of the regular option dates or as of any alternative option date.•Regular option dates are the anniversaries of the Policy nearest the insured’s birthday at ages 22, 25, 28, 31, 34, 37, 40, 43 and 46.•Alternative option dates are the 90th day following marriage of the insured, live birth of a child of the insured or legal adoption by the insured of a child less than 18 years of age, subject to certain conditions.•The maximum issue age for this Rider is age 40.
Name of Benefit [Text Block]	Guaranteed Option to Increase Specified Amount Rider
Operation of Benefit [Text Block]
Guaranteed Option to Increase Specified Amount Rider
This Rider provides the owner of the Policy with the option to increase the Specified Amount of insurance in the Policy without providing evidence of insurability. The option may be exercised as of any of the regular option dates or as of any alternative option date. The regular option dates are the anniversaries of the Policy nearest the insured’s birthday at ages 22, 25, 28, 31, 34, 37, 40, 43 and 46. In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age. The Cost of Insurance Charge for the Rider is based on the issue age, sex, and rate class of the insured. The cost of insurance rates for this Rider, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications Page in the Policy. You may add this Rider to your base Policy only at the time you purchase your Policy. The maximum issue age for this Rider is age 40. This option is subject to the provisions in the Rider.
Example: If a Policy owner purchases the Policy at age 30 with insurance coverage of
$500,000, the owner may exercise the option to increase the coverage to $750,000 at age 40, without being required to provide any additional evidence of insurability at age 40.

Additional Insured Term Insurance Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	AdditionalInsured Term Insurance Rider:
Optional Benefit Charge, When Deducted [Text Block]	Monthly	[7]
Optional Benefit Expense, Maximum [Dollars]	$ 52.0833	[7]
Optional Benefit Expense, Minimum [Dollars]	$ 0.0053	[7]
Name of Benefit [Text Block]	Additional Insured Term Insurance Rider
Purpose of Benefit [Text Block]	Provides term insurance on other persons in addition to the insured, in amounts specified in the Policy Specifications Page in the Policy.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Additional insured must meet underwriting requirements.
Name of Benefit [Text Block]	Additional Insured Term Insurance Rider
Operation of Benefit [Text Block]
Additional Insured Term Insurance Rider
This Rider provides term insurance on other persons in addition to the insured, in amounts specified in the “Additional Policy Specifications Page” in the Policy. If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance. The term insurance may be converted to a permanent life policy before age 70 without evidence of insurability.
Under the Rider, we will deduct the Cost of Insurance Charges from the cash value of the Policy, and a separate charge based on the Specified Amount for each additional insured during the first twelve months of the Rider. The cost of insurance rates are based on the age, sex, and rate class of the additional insured. This Rider can be elected at any time, as long as the additional insured meets our underwriting requirements. The benefits provided under the Rider are subject to all of the provisions in the Rider.
Example: Assume you have purchased the Policy and elected insurance coverage for yourself for $500,000 and added the Additional Insured Term Insurance Rider to cover your spouse for $250,000. If your spouse died, the Additional Insured Term Insurance Rider would provide for a $250,000 insurance payment as a result of your spouse’s death.

Early Surrender Value Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	EarlySurrender Value Rider	[11]
Optional Benefit Charge, When Deducted [Text Block]	Monthly for the first 10 years of the Policy or the first 10 years after an increase in the Specified Amount of insurance of the Policy or term insurance benefit, as applicable
Optional Benefit Expense, Maximum [Dollars]	$ 0.52
Optional Benefit Expense, Minimum [Dollars]	$ 0.20
Name of Benefit [Text Block]	Early Surrender Value Rider
Purpose of Benefit [Text Block]	Provides enhanced early year Cash Surrender Values for Policies sold in certain limited corporate markets.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Not for sale in individual markets.•If the Rider is terminated by the owner of the Policy, the Rider is terminated with respect to the insurance coverage provided under the Policy and all applicable Surrender Charges would resume.•Not available with the Cash Value Enhancement Rider.
Name of Benefit [Text Block]	Early Surrender Value Rider
Operation of Benefit [Text Block]
Early Surrender Value Rider
This Rider provides enhanced early year Cash Surrender Values for Policies sold in certain limited corporate markets and is not for sale in the individual markets. The higher cash surrender is attained through a waiver of all Surrender Charges. Under this Rider, during the first 10 Policy years we deduct a monthly charge based on the original Specified Amount (of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider) and a monthly charge based on increases in the Specified Amount (of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider) during the first 10 Policy years after the increase. The charge varies based on the insured’s rate class, issue age, and sex (if applicable). Decreases in coverage do not affect the charge for this Rider. The charge will continue to be applied based on the higher original and/or increased Specified Amount. If the Rider is terminated by the owner of the Policy, the Rider is terminated with respect to insurance coverages provided under the Policy and all applicable Surrender Charges would resume. You may add this Rider to your base Policy only at the time you purchase your Policy. The benefits provided under the Rider are subject to all provisions of the Rider. This Rider is not available with the Cash Value Enhancement Rider.
Example: Assume a 45‑year‑old purchased the Policy with a $500,000 Specified Amount and elected the Early Surrender Value. If you subsequently surrendered your Policy at the end of the third Policy year and the conditions of the Rider have been met, the Surrender Charge of $12,000.00 would be waived.

Option 1 [Member]
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Option 1. The death benefit is the greater of (a) the Specified Amount of insurance, or (b) the “applicable percentage” of the Policy Value on the date of the insured’s death.
Expense Charge [Member] | Base Contract Charges Cost of Insurance Charges [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Description [Text Block]	Expense charge per $1,000 of Specified Amount	[12]
Insurance Cost, Footnotes [Text Block]	The Expense Charge per $1,000 of Specified Amount are currently reduced. During the first 60 months following the Policy date, the charges range from $0.15 per $1,000 of initial Specified Amount of insurance to $1.21 per $1,000 of initial Specified Amount of insurance. For months 61 through 120 following the Policy date, the charges range from $0.08 per $1,000 of initial Specified Amount of insurance up to $0.61 per $1,000 of initial Specified Amount of insurance. The charge on an additional Specified Amount of insurance is similarly reduced. The Expense Charges under the Policy vary depending on the risk classification, sex, and age of the insured and the amount of insurance specified in the Policy. The table shows the lowest and the highest Expense Charges for an insured, based on our current rates and on guaranteed maximum rates. The table also shows the first year Expense Charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state the guaranteed maximum Expense Charges. More detailed information concerning your Expense Charges is available from our administrative offices upon request. For additional information on Expense Charges, see “What Are the Fees and Charges Under the Policy? — Monthly Deductions — Expense Charge per Thousand of Specified Amount” in this Prospectus.
Expense Charge [Member] | Maximum Charge Two [Member] | Base Contract Charges Cost of Insurance Charges [Member]
Item 2. Key Information [Line Items]
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Maximum [Dollars]	$ 1.61
Expense Charge [Member] | Current Charge Two [Member] | Base Contract Charges Cost of Insurance Charges [Member]
Item 2. Key Information [Line Items]
Insurance Cost, When Deducted [Text Block]	Monthly for the first 120 months following the Policy date or an increase in a Policy’s Specified Amount
Expense Charge [Member] | Supplemental Term Insurance Rider [Member] | Current Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly for the first 60 months following the Policy date or an increase in the term insurance benefit
Optional Benefit Expense, Maximum [Dollars]	$ 1.331
Optional Benefit Expense, Minimum [Dollars]	$ 0.180
Expense Charge [Member] | Supplemental Term Insurance Rider [Member] | Maximum Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 1.71
Optional Benefit Expense, Minimum [Dollars]	$ 0.40
Per Policy Expense Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Per Policy Expense Charge	[13]
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense, Maximum [Dollars]	$ 9.00
Other Annual Expense, Current [Dollars]	$ 8.00
Other Annual Expense, Footnotes [Text Block]	You may borrow up to 99% of your Cash Surrender Value. The minimum amount you may borrow is $250. An amount equivalent to the loan is withdrawn from the Variable Investment Options and certain accounts in the Fixed Account Options on a pro‑rata basis and is transferred to a Policy loan account, as collateral for the loan. See “Policy Loans” in this Prospectus and “Appendix B” for additional information about Policy loans.
Surrender Charge For A Representatives [Member]
Item 2. Key Information [Line Items]
Other Surrender Fees, Description [Text Block]	Surrender Charge for a representative non‑tobacco male insured, age45 inthe first Policy year
Maximum Charge One [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Maximum Charge One [Member] | Base Contract Charges Cost of Insurance Charges [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Minimum [Dollars]	$ 0.0067
Maximum Charge One [Member] | Disability Waiver of Monthly Deductions Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly	[7]
Optional Benefit Expense, Maximum [Dollars]	$ 0.5992	[7]
Optional Benefit Expense, Minimum [Dollars]	$ 0.0117	[7]
Maximum Charge One [Member] | Childrens Term Insurance Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.24
Maximum Charge One [Member] | Disability Waiver Of Monthly Deductions Benefit [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly	[7]
Optional Benefit Expense, Maximum [Dollars]	$ 0.5992	[7]
Optional Benefit Expense, Minimum [Dollars]	$ 0.0117	[7]
Maximum Charge One [Member] | Cash Value Enhancement Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly for the first 10 Policy years.
Maximum Charge One [Member] | Additional Insured Term Insurance Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly	[7]
Optional Benefit Expense, Maximum [Dollars]	$ 83.33	[7]
Optional Benefit Expense, Minimum [Dollars]	$ 0.0067	[7]
Asset Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Asset Charge[7] for High Cap S&P 500 Indexed Account Uncapped S&P 500 Indexed Account (Limited by Participation Rate)	[14]
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense (of Face Amount), Maximum [Percent]	0.25%
Other Annual Expense (of Face Amount), Minimum [Percent]	0.125%
Other Annual Expense (of Other Amount), Maximum [Percent]	3.00%
Other Annual Expense (of Other Amount), Minimum [Percent]	1.50%
Other Annual Expense, Footnotes [Text Block]	The Asset Charge is assessed to help cover the cost of administrative and other expenses, including, but not limited to, the cost of hedging, associated with making available the Indexed Fixed Accounts.
Current Charge One [Member] | Base Contract Charges Cost of Insurance Charges [Member]
Item 2. Key Information [Line Items]
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Maximum [Dollars]	$ 52.0833
Insurance Cost, Minimum [Dollars]	$ 0.0053
Current Charge One [Member] | Disability Waiver of Monthly Deductions Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly	[7]
Optional Benefit Expense, Maximum [Dollars]	$ 0.3192	[7]
Optional Benefit Expense, Minimum [Dollars]	$ 0.0092	[7]
Current Charge One [Member] | Childrens Term Insurance Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Current [Dollars]	$ 0.15
Current Charge One [Member] | Cash Value Enhancement Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly for the first 10 Policy years.
Current Charge One [Member] | Cash Value Enhancement Rider [Member] | Current Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 0.225
Optional Benefit Expense, Minimum [Dollars]	0.02
Current Charge One [Member] | Guaranteed Option to Increase Specified Amount Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 0.1133
Current Charge One [Member] | Early Surrender Value Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly for the first 10 years of the Policy or the first 10 years after an increase in the Specified Amount of insurance of the Policy or term insurance benefit, as applicable
Optional Benefit Expense, Maximum [Dollars]	$ 0.075
Optional Benefit Expense, Minimum [Dollars]	$ 0.02
Maximum Charge [Member]
Item 2. Key Information [Line Items]
Other Surrender Fees, Description [Text Block]	Maximum Charge
Other Surrender Fees, When Deducted [Text Block]	When the Policy is surrendered within the first 10 Policy years or within the first 10 years following an increase in the Specified Amount or upon a decrease in the Specified Amount within the first five Policy years.
Other Surrender Fees, Maximum [Dollars]	$ 24.00	[15],[16]
Other Surrender Fees, Footnotes [Text Block]	The maximum amount reflects the charge that may be assessed in the first Policy year.
First Year Charge For A Representatives Two [Member] | Base Contract Charges Cost of Insurance Charges [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Representative Investor [Text Block]	First year charge for a representative non‑tobacco male insured, age 45
First Year Charge For A Representatives Two [Member] | Maximum Charge Two [Member] | Base Contract Charges Cost of Insurance Charges [Member]
Item 2. Key Information [Line Items]
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Maximum [Dollars]	$ 0.50
First Year Charge For A Representatives Two [Member] | Disability Waiver of Monthly Deductions Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Representative [Text Block]	First year charge for a representative non‑tobacco male insured, age 45
First Year Charge For A Representatives Two [Member] | Disability Waiver of Monthly Deductions Rider [Member] | Current Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
First Year Charge For A Representatives Two [Member] | Disability Waiver of Monthly Deductions Rider [Member] | Maximum Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.0508
Optional Benefit Expense, Current [Dollars]	$ 0.0275
First Year Charge For A Representatives Two [Member] | Current Charge Two [Member] | Base Contract Charges Cost of Insurance Charges [Member]
Item 2. Key Information [Line Items]
Insurance Cost, When Deducted [Text Block]	Monthly for the first 120 months following the Policy date or an increase in the Specified Amount
Insurance Cost, Current [Dollars]	$ 0.219
First Year Charge For A Representatives Two [Member] | Supplemental Term Insurance Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Representative [Text Block]	First year charge for a representative non‑tobacco male insured, age 45
First Year Charge For A Representatives Two [Member] | Supplemental Term Insurance Rider [Member] | Current Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Current [Dollars]	$ 0.1799
First Year Charge For A Representatives Two [Member] | Supplemental Term Insurance Rider [Member] | Maximum Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.02117
First Year Charge For A Representative One [Member] | Base Contract Charges Cost of Insurance Charges [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Representative Investor [Text Block]	First year charge for a representative non‑tobacco male insured, age 45
First Year Charge For A Representative One [Member] | Accidental Death Benefit Rider [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Representative Investor [Text Block]	First year charge for a representative non‑tobacco male insured, age 45
Optional Benefit Charge, When Deducted [Text Block]	Monthly	[7]
Optional Benefit Expense, Current [Dollars]	$ 0.0592	[7]
First Year Charge For A Representative One [Member] | Maximum Charge Two [Member] | Base Contract Charges Cost of Insurance Charges [Member]
Item 2. Key Information [Line Items]
Insurance Cost, When Deducted [Text Block]	Monthly
First Year Charge For A Representative One [Member] | Disability Waiver Of Monthly Deductions Benefit [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Representative [Text Block]	First year charge for a representative non‑tobacco male insured, age 45
First Year Charge For A Representative One [Member] | Disability Waiver Of Monthly Deductions Benefit [Member] | Current Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Current [Dollars]	$ 0.0275
First Year Charge For A Representative One [Member] | Disability Waiver Of Monthly Deductions Benefit [Member] | Maximum Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.0508
First Year Charge For A Representative One [Member] | Current Charge Two [Member] | Base Contract Charges Cost of Insurance Charges [Member]
Item 2. Key Information [Line Items]
Insurance Cost, When Deducted [Text Block]	Monthly
First Year Charge For A Representative One [Member] | Cash Value Enhancement Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	First year charge for a representative non‑tobacco male insured, age 45
First Year Charge For A Representative One [Member] | Cash Value Enhancement Rider [Member] | Current Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly for the first 10 Policy years
Optional Benefit Expense, Maximum [Dollars]	$ 0.165
First Year Charge For A Representative One [Member] | Cash Value Enhancement Rider [Member] | Maximum Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly for the first 10 Policy years
Optional Benefit Expense, Maximum [Dollars]	$ 0.360
First Year Charge For A Representative One [Member] | Supplemental Term Insurance Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Representative [Text Block]	First year charge for a representative non‑tobacco male insured, age 45
Optional Benefit Expense, Maximum [Dollars]	$ 24.00
First Year Charge For A Representative One [Member] | Supplemental Term Insurance Rider [Member] | Current Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly	[7]
Optional Benefit Expense, Maximum [Dollars]	$ 52.0833	[7]
Optional Benefit Expense, Minimum [Dollars]	$ 0.0053	[7]
First Year Charge For A Representative One [Member] | Supplemental Term Insurance Rider [Member] | Maximum Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly	[7]
Optional Benefit Expense, Maximum [Dollars]	$ 83.33	[7]
Optional Benefit Expense, Minimum [Dollars]	$ 0.0067	[7]
First Year Charge For A Representative One [Member] | Disability Completion Benefit Rider AKA Disability Waiver of Stipulated Premium Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	First year charge for a representative non‑tobacco male insured, age 45
Optional Benefit Expense, Maximum [Dollars]	$ 0.12
Optional Benefit Expense, Minimum [Dollars]	$ 100
First Year Charge For A Representative One [Member] | Guaranteed Option to Increase Specified Amount Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	First year charge for a representative non‑tobacco male insured, age 45
First Year Charge For A Representative One [Member] | Additional Insured Term Insurance Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Representative [Text Block]	First year charge for a representative non‑tobacco male insured, age 45
First Year Charge For A Representative One [Member] | Additional Insured Term Insurance Rider [Member] | Current Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Current [Dollars]	$ 0.1799
First Year Charge For A Representative One [Member] | Additional Insured Term Insurance Rider [Member] | Maximum Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.2117
First Year Charge For A Representative One [Member] | Early Surrender Value Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	First year charge for a representative non‑tobacco male insured, age 45
First Year Charge For A Representative One [Member] | Early Surrender Value Rider [Member] | Current Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Current [Dollars]	$ 0.045
First Year Charge For A Representative One [Member] | Early Surrender Value Rider [Member] | Maximum Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 0.32
First Year Charge For A Representatives Three [Member] | Supplemental Term Insurance Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Representative [Text Block]	First year charge for a representative non‑tobacco male insured, age 45
First Year Charge For A Representatives Three [Member] | Supplemental Term Insurance Rider [Member] | Current Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Current [Dollars]	$ 0.252
First Year Charge For A Representatives Three [Member] | Supplemental Term Insurance Rider [Member] | Maximum Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.80
Transfer Charge One [Member]
Item 2. Key Information [Line Items]
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	When you make a transfer.
Transfer Fee, Maximum [Dollars]	$ 10.00	[17]
Transfer Fee, Current [Dollars]	$ 0.00	[17]
Transfer Fee, Footnotes [Text Block]	No transaction fee is currently imposed for making a transfer among the Variable Investment Options and/or the Fixed Account Options. While we do not currently impose a transfer fee, we reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a Policy year.
Partial Withdrawal Processing Fee [Member]
Item 2. Key Information [Line Items]
Other Surrender Fees, Description [Text Block]	Partial Withdrawal Processing Fee
Other Surrender Fees, When Deducted [Text Block]	When you take a partial withdrawal from your Policy.
Other Surrender Fees (of Other Amount), Current [Percent]	2.00%

[1]	The Percent of Premium Charge imposed is currently reduced to 5.00% on premiums paid in all Policy years. This reduction is not guaranteed and may change.
[2]	Surrender Charges are determined separately for each Policy and take into account the individual underwriting characteristics of the insured, such as sex, age and risk classification, and the Specified Amount of the Policy. The table shows the lowest and highest Surrender Charges for an insured, based on our guaranteed maximum rates for individuals in standard risk classifications. The table also shows the Surrender Charge under a Policy issued to an individual who is representative of individuals we insure. The Surrender Charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your Surrender Charges. More detailed information concerning your Surrender Charge is available from our administrative offices upon request. For additional information on the Surrender Charges, see “What Are the Fees and Charges Under the Policy?—Surrender Charge” in this Prospectus.
[3]	Expressed as a percentage of average net assets for the fiscal year ended December 31, 2025. Portfolio expenses may be higher or lower in the future. This information is provided by the Portfolios and their agents. The information is based on 2025 expenses. We have not verified the accuracy of the information provided by the Portfolios.
[4]	Effective on or about May 12, 2026, the Vanguard Variable Insurance Funds — Capital Growth Portfolio was renamed the Vanguard Variable Insurance Funds — PRIMECAP Portfolio.
[5]	Since inception (9/7/2017).
[6]	Net Interest Charge for a loan means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the Policy loan accounts.
[7]	The Cost of Insurance Charges under the Riders vary depending on the individual circumstances of the insured, such as sex, age, and risk classification. The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted. The charges shown in the table may not be representative of the charge you would pay. The table shows the lowest and the highest Cost of Insurance Charges for an insured, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year Cost of Insurance Charges under a Rider issued to an individual who is representative of individuals we insure. The Policy Specifications Page will indicate the guaranteed maximum Cost of Insurance Charges for the Rider applicable to your Policy. More detailed information concerning your Cost of Insurance Charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insured’s age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and Riders requested. The Net Amount at Risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current Policy Value allocated to the Rider. For additional information about the Riders, see “What Are the Supplemental Riders and Benefits That Are Available?” in this Prospectus.
[8]	This Rider is not available to all persons. See “What Are the Supplemental Riders and Benefits That Are Available? — Early Surrender Value Rider” or “What Are the Supplemental Riders and Benefits That Are Available? — Cash Value Enhancement Rider” in this Prospectus for additional information.
[9]	For purposes of determining the allocation of Net Amount at Risk between the Specified Amount of insurance in the Policy, and the term insurance benefit, the Policy Value will be allocated as follows: first to the initial Specified Amount coverage segment, then to any coverage segments resulting from increases in the Specified Amount in the order of the increases, to the initial term insurance benefit coverage segment, and then to any coverage segments resulting from increases in the term insurance benefit in the order of the increases. Any increase in the death benefit in order to maintain the required minimum margin between the death benefit and the Policy Value will be allocated to the most recent increase in the Specified Amount in the Policy.
[10]	The Surrender Charge takes into account the individual underwriting characteristics of the insured, such as sex, age and risk classification, and the term insurance benefit of the Policy. The table shows the lowest and the highest Surrender Charge for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the Surrender Charge under a rider issued to an individual who is representative of individuals we insure. The Surrender Charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your Surrender Charge for the Policy and rider. More detailed information concerning your Surrender Charge is available from our administrative offices upon request. For additional information on the Surrender Charge, see “What are the Fees and Charges under the Policy?—Surrender Charge” in this Prospectus.
[11]	The Charge takes into account the individual underwriting characteristics of the insured, such as sex, age and risk classification, and the term insurance benefit of the Policy. The table shows the lowest and the highest Charge for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the Charge under a rider issued to an individual who is representative of individuals we insure. The Charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your Charge for the Policy and rider. More detailed information concerning your Charge is available from our administrative offices upon request.
[12]	The Expense Charge per $1,000 of Specified Amount are currently reduced. During the first 60 months following the Policy date, the charges range from $0.15 per $1,000 of initial Specified Amount of insurance to $1.21 per $1,000 of initial Specified Amount of insurance. For months 61 through 120 following the Policy date, the charges range from $0.08 per $1,000 of initial Specified Amount of insurance up to $0.61 per $1,000 of initial Specified Amount of insurance. The charge on an additional Specified Amount of insurance is similarly reduced. The Expense Charges under the Policy vary depending on the risk classification, sex, and age of the insured and the amount of insurance specified in the Policy. The table shows the lowest and the highest Expense Charges for an insured, based on our current rates and on guaranteed maximum rates. The table also shows the first year Expense Charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state the guaranteed maximum Expense Charges. More detailed information concerning your Expense Charges is available from our administrative offices upon request. For additional information on Expense Charges, see “What Are the Fees and Charges Under the Policy? — Monthly Deductions — Expense Charge per Thousand of Specified Amount” in this Prospectus.
[13]	You may borrow up to 99% of your Cash Surrender Value. The minimum amount you may borrow is $250. An amount equivalent to the loan is withdrawn from the Variable Investment Options and certain accounts in the Fixed Account Options on a pro‑rata basis and is transferred to a Policy loan account, as collateral for the loan. See “Policy Loans” in this Prospectus and “Appendix B” for additional information about Policy loans.
[14]	The Asset Charge is assessed to help cover the cost of administrative and other expenses, including, but not limited to, the cost of hedging, associated with making available the Indexed Fixed Accounts.
[15]	The maximum amount reflects the charge that may be assessed in the first Policy year.
[16]	The maximum amount reflects the charge that may be assessed in the first Policy year.
[17]	No transaction fee is currently imposed for making a transfer among the Variable Investment Options and/or the Fixed Account Options. While we do not currently impose a transfer fee, we reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a Policy year.